UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2022

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	74.6%
Preferred Stocks	9.8%
Exchange-Traded Funds	4.2%
Equity-Linked Notes	3.4%
Convertible Preferred Stocks	2.2%
Convertible Bonds	2.0%
Short-Term Investments	4.1%
Other Assets and Liabilities	(0.3)%

Top Five Industries*	% of net assets
Banks	10.0%
Pharmaceuticals	7.3%
Capital Markets	6.4%
Health Care Equipment and Supplies	6.4%
Oil, Gas and Consumable Fuels	6.3%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$875.30	$4.33	0.92%
I Class	$1,000	$877.30	$3.39	0.72%
Y Class	$1,000	$877.20	$2.68	0.57%
A Class	$1,000	$874.20	$5.50	1.17%
C Class	$1,000	$870.90	$9.00	1.92%
R Class	$1,000	$873.60	$6.67	1.42%
R5 Class	$1,000	$877.20	$3.39	0.72%
R6 Class	$1,000	$878.10	$2.68	0.57%
G Class	$1,000	$879.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.46	$4.66	0.92%
I Class	$1,000	$1,021.46	$3.65	0.72%
Y Class	$1,000	$1,022.21	$2.89	0.57%
A Class	$1,000	$1,019.20	$5.92	1.17%
C Class	$1,000	$1,015.44	$9.70	1.92%
R Class	$1,000	$1,017.95	$7.18	1.42%
R5 Class	$1,000	$1,021.46	$3.65	0.72%
R6 Class	$1,000	$1,022.21	$2.89	0.57%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 74.6%
Aerospace and Defense — 2.4%
Raytheon Technologies Corp.	2,796,927	$228,956,444
Air Freight and Logistics — 0.4%
FedEx Corp.	43,000	6,384,210
United Parcel Service, Inc., Class B	174,414	28,174,838
		34,559,048
Auto Components — 0.2%
Bridgestone Corp.	556,900	18,010,655
Banks — 3.0%
Commerce Bancshares, Inc.	598,347	39,586,637
JPMorgan Chase & Co.	1,299,900	135,839,550
PNC Financial Services Group, Inc.	399,323	59,666,843
Truist Financial Corp.	299,000	13,018,460
U.S. Bancorp	999,800	40,311,936
		288,423,426
Beverages — 2.2%
PepsiCo, Inc.	1,274,593	208,090,053
Capital Markets — 4.2%
Ameriprise Financial, Inc.	251,093	63,262,882
Bank of New York Mellon Corp.	2,599,808	100,144,604
BlackRock, Inc.	79,575	43,788,531
Northern Trust Corp.	1,099,932	94,110,182
T. Rowe Price Group, Inc.	998,616	104,864,666
		406,170,865
Chemicals — 3.1%
Akzo Nobel NV	1,499,910	84,999,821
Linde PLC	799,131	215,437,726
		300,437,547
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	623,575	84,831,143
Communications Equipment — 1.7%
Cisco Systems, Inc.	3,999,677	159,987,080
Containers and Packaging — 1.1%
Amcor PLC	2,198,900	23,594,197
Packaging Corp. of America	699,221	78,515,526
		102,109,723
Diversified Telecommunication Services — 2.1%
Deutsche Telekom AG	576,600	9,814,691
Verizon Communications, Inc.	4,999,755	189,840,697
		199,655,388
Electric Utilities — 1.3%
Duke Energy Corp.	718,659	66,849,660
Eversource Energy	791,695	61,720,542
		128,570,202
Electrical Equipment — 3.5%
Emerson Electric Co.	2,198,590	160,980,760
Hubbell, Inc.	793,635	176,980,605
		337,961,365
6

	Shares/ Principal Amount	Value
Electronic Equipment, Instruments and Components — 1.3%
Corning, Inc.	2,999,521	$87,046,100
TE Connectivity Ltd.	317,100	34,995,156
		122,041,256
Energy Equipment and Services — 0.2%
Baker Hughes Co.	999,992	20,959,832
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	259,641	55,744,923
Public Storage	99,300	29,076,033
Welltower, Inc.	199,435	12,827,659
		97,648,615
Food and Staples Retailing — 2.7%
Koninklijke Ahold Delhaize NV	3,399,609	86,592,895
Walmart, Inc.	1,345,995	174,575,551
		261,168,446
Food Products — 3.8%
Hershey Co.	479,763	105,773,349
Mondelez International, Inc., Class A	2,399,496	131,564,366
Nestle SA	1,199,536	129,738,588
		367,076,303
Gas Utilities — 5.4%
Atmos Energy Corp.	1,459,402	148,640,094
ONE Gas, Inc.(1)	2,787,912	196,241,125
Spire, Inc.(1)	2,799,796	174,511,285
		519,392,504
Health Care Equipment and Supplies — 5.0%
Becton Dickinson and Co.	299,822	66,809,336
Medtronic PLC	5,098,904	411,736,498
		478,545,834
Health Care Providers and Services — 0.6%
Quest Diagnostics, Inc.	99,817	12,246,548
UnitedHealth Group, Inc.	99,900	50,453,496
		62,700,044
Hotels, Restaurants and Leisure — 0.2%
Sodexo SA	299,500	22,492,546
Household Products — 2.2%
Colgate-Palmolive Co.	999,635	70,224,359
Henkel AG & Co. KGaA, Preference Shares	599,600	35,608,462
Kimberly-Clark Corp.	598,700	67,377,698
Procter & Gamble Co.	289,820	36,589,775
		209,800,294
Industrial Conglomerates — 0.3%
Siemens AG	299,800	29,303,305
Insurance — 3.4%
Aflac, Inc.	1,199,848	67,431,457
Allstate Corp.	399,507	49,750,607
Chubb Ltd.	292,682	53,233,002
Marsh & McLennan Cos., Inc.	886,441	132,336,777
MetLife, Inc.	498,700	30,310,986
		333,062,829
IT Services — 2.0%
Automatic Data Processing, Inc.	870,205	196,831,669
7

	Shares/ Principal Amount	Value
Machinery — 0.2%
Stanley Black & Decker, Inc.	208,300	$15,666,243
Media — 0.2%
Comcast Corp., Class A	658,800	19,322,604
Oil, Gas and Consumable Fuels — 6.3%
Chevron Corp.	799,883	114,919,191
Enterprise Products Partners LP	7,998,356	190,200,906
Exxon Mobil Corp.	2,493,500	217,707,485
TotalEnergies SE	1,899,417	89,110,285
		611,937,867
Personal Products — 1.7%
Unilever PLC	3,797,314	167,143,814
Pharmaceuticals — 7.3%
Johnson & Johnson	2,775,339	453,379,379
Merck & Co., Inc.	116,900	10,067,428
Roche Holding AG	663,962	216,141,260
Sanofi, ADR	598,700	22,762,574
		702,350,641
Road and Rail — 1.3%
Norfolk Southern Corp.	599,819	125,752,053
Semiconductors and Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	593,313	91,832,986
Software — 1.8%
Microsoft Corp.	749,106	174,466,787
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.(1)	7,926,086	65,786,514
TOTAL COMMON STOCKS (Cost $6,062,767,861)		7,193,045,925
PREFERRED STOCKS — 9.8%
Banks — 6.5%
Bank of America Corp., 5.875%	47,338,000	40,651,508
Bank of America Corp., 6.30%	45,282,000	44,706,919
Citigroup, Inc., 5.95%(2)	69,962,000	69,305,756
JPMorgan Chase & Co., 4.60%	79,669,000	69,598,838
JPMorgan Chase & Co., 5.00%	156,750,000	141,447,281
JPMorgan Chase & Co., 6.28%	82,210,000	82,209,402
Truist Financial Corp., 4.95%	79,993,000	77,056,457
Truist Financial Corp., 5.10%	19,977,000	17,812,285
U.S. Bancorp, 5.30%	100,026,000	84,507,125
		627,295,571
Capital Markets — 2.2%
Bank of New York Mellon Corp., 4.70%(2)	64,976,000	62,376,960
Charles Schwab Corp., 5.375%	69,980,000	68,405,450
Charles Schwab Corp., Series I, 4.00%(2)	95,864,000	78,748,035
		209,530,445
Electric Utilities — 0.6%
Duke Energy Corp., 4.875%	59,886,000	53,822,101
Insurance — 0.3%
Progressive Corp., 5.375%	29,946,000	27,861,845
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.65%(2)	23,168,000	20,521,130
TOTAL PREFERRED STOCKS (Cost $1,028,487,076)		939,031,092
8

	Shares/ Principal Amount	Value
EXCHANGE-TRADED FUNDS — 4.2%
iShares Russell 1000 Value ETF (Cost $449,335,260)	2,999,548	$407,908,532
EQUITY-LINKED NOTES — 3.4%
Biotechnology — 0.4%
UBS AG, (convertible into Gilead Sciences, Inc.), 3.55%, 10/24/22(3)	$619,200	39,353,256
Diversified Financial Services — 1.4%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.49%, 12/28/22(3)	99,900	27,015,957
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 5.47%, 2/27/23(3)	39,900	11,170,604
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 4.45%, 11/14/22(3)	70,100	21,356,666
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 5.75%, 1/19/23(3)	99,900	27,345,127
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 4.18%, 3/8/23(3)	99,900	28,390,581
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 6.50%, 3/23/23(3)	66,200	17,894,191
		133,173,126
Electrical Equipment — 0.2%
Royal Bank of Canada, (convertible into Rockwell Automation, Inc.), 7.28%, 11/9/22(3)	66,700	14,625,976
Machinery — 0.4%
Citigroup Global Markets Holdings, Inc., (convertible into Deere & Co.), 13.22%, 12/29/22(3)	99,000	30,229,650
Merrill Lynch International & Co. CV, (convertible into Stanley Black & Decker, Inc.), 9.70%, 11/2/22(3)	140,000	10,963,400
		41,193,050
Metals and Mining — 0.6%
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 22.60%, 10/25/22(3)	573,200	16,915,132
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 22.00%, 1/24/23(3)	1,099,000	32,282,026
Royal Bank of Canada, (convertible into Newmont Corp.), 11.04%, 11/2/22(3)	266,500	11,733,995
		60,931,153
Semiconductors and Semiconductor Equipment — 0.4%
JPMorgan Chase Bank N.A., (convertible into Applied Materials, Inc.), 19.85%, 1/24/23(3)	250,000	22,177,375
Merrill Lynch International & Co. CV, (convertible into Texas Instruments, Inc.), 11.60%, 11/9/22(3)	115,100	19,617,644
		41,795,019
TOTAL EQUITY LINKED NOTES (Cost $356,853,802)		331,071,580
CONVERTIBLE PREFERRED STOCKS — 2.2%
Banks — 0.5%
Bank of America Corp., 7.25%(2)	39,900	46,902,450
Electric Utilities — 0.3%
NextEra Energy, Inc., 6.93%, 9/1/25	699,945	32,046,982
Health Care Equipment and Supplies — 1.4%
Becton Dickinson and Co., 6.00%, 6/1/23(2)	2,799,928	131,988,606
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $235,577,838)		210,938,038
9

	Shares/ Principal Amount	Value
CONVERTIBLE BONDS — 2.0%
Airlines — 0.2%
Southwest Airlines Co., 1.25%, 5/1/25(2)	$19,934,000	$22,829,413
Hotels, Restaurants and Leisure — 0.7%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	79,969,000	66,718,137
Semiconductors and Semiconductor Equipment — 1.1%
Microchip Technology, Inc., 0.125%, 11/15/24(2)	103,915,000	105,738,801
TOTAL CONVERTIBLE BONDS (Cost $213,059,778)		195,286,351
SHORT-TERM INVESTMENTS — 4.1%
Discount Notes(4) — 1.5%
Federal Home Loan Bank Discount Notes, 2.65%, 10/3/22	142,410,000	142,410,000
Money Market Fund — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio(5)	70,546,210	70,546,210
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at 30,668,624), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value 30,154,502)		30,147,316
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at 153,849,741), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value 150,870,080)		150,833,000
		180,980,316
TOTAL SHORT-TERM INVESTMENTS (Cost $393,915,956)		393,936,526
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $8,739,997,571)		9,671,218,044
OTHER ASSETS AND LIABILITIES — (0.3)%		(28,828,612)
TOTAL NET ASSETS — 100.0%		$9,642,389,432

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
AllianceBernstein Holding LP	1,817	Put	$35.00	10/21/22	$6,370,402	$(126,913)	$(199,870)
Apple, Inc.	514	Put	$115.00	10/21/22	$7,103,480	(24,576)	(30,583)
BlackRock, Inc.	543	Put	$480.00	10/21/22	$29,880,204	(167,274)	(247,065)
FedEx Corp.	638	Put	$120.00	10/21/22	$9,472,386	(52,460)	(20,416)
Home Depot, Inc.	348	Put	$230.00	10/21/22	$9,602,712	(42,776)	(21,054)
Kimberly-Clark Corp.	1,337	Put	$110.00	10/21/22	$15,046,598	(117,320)	(213,920)
Linde PLC	615	Put	$230.00	10/21/22	$16,579,785	(67,272)	(73,800)
Norfolk Southern Corp.	434	Put	$180.00	10/21/22	$9,098,810	(40,279)	(37,975)
T. Rowe Price Group, Inc.	512	Put	$90.00	10/21/22	$5,376,512	(24,544)	(26,880)
Truist Financial Corp.	1,547	Put	$40.00	10/21/22	$6,735,638	(72,932)	(77,350)
						$(736,345)	$(948,913)

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	298,265,407	CHF	289,820,022	Morgan Stanley	12/30/22	$1,810,123
EUR	13,051,391	USD	12,629,492	JPMorgan Chase Bank N.A.	12/30/22	252,693
USD	477,118,745	EUR	485,619,515	JPMorgan Chase Bank N.A.	12/30/22	(2,204,894)
JPY	475,025,815	USD	3,326,837	Bank of America N.A.	12/30/22	(10,797)
JPY	101,664,420	USD	710,200	Bank of America N.A.	12/30/22	(505)
JPY	113,426,295	USD	791,980	Bank of America N.A.	12/30/22	(179)
USD	21,161,938	JPY	2,980,256,400	Bank of America N.A.	12/30/22	357,486
						$203,927

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $70,373,507. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $331,071,580, which represented 3.4% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $71,731,146, which includes securities collateral of $1,184,936.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $8,259,221,401) — including $70,373,507 of securities on loan	$9,164,132,910
Investment securities - affiliated, at value (cost of $410,229,960)	436,538,924
Investment made with cash collateral received for securities on loan, at value (cost of $70,546,210)	70,546,210
Total investment securities, at value (cost of $8,739,997,571)	9,671,218,044
Cash	1,691,388
Deposits with broker for options contracts	28,292,700
Receivable for investments sold	14,129,958
Receivable for capital shares sold	3,155,071
Unrealized appreciation on forward foreign currency exchange contracts	2,420,302
Dividends and interest receivable	27,586,118
Securities lending receivable	158,275
9,748,651,856

Liabilities
Written options, at value (premiums received $736,345)	948,913
Payable for collateral received for securities on loan	70,546,210
Payable for investments purchased	17,645,340
Payable for capital shares redeemed	7,567,574
Unrealized depreciation on forward foreign currency exchange contracts	2,216,375
Accrued management fees	6,635,474
Distribution and service fees payable	361,937
Accrued other expenses	340,601
106,262,424

Net Assets	$9,642,389,432

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,097,110,672
Distributable earnings	1,545,278,760
$9,642,389,432

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,467,677,224	406,340,583	$8.53
I Class, $0.01 Par Value	$4,142,383,185	484,721,236	$8.55
Y Class, $0.01 Par Value	$223,915,217	26,169,214	$8.56
A Class, $0.01 Par Value	$718,174,342	84,164,219	$8.53
C Class, $0.01 Par Value	$214,745,011	25,171,424	$8.53
R Class, $0.01 Par Value	$39,048,633	4,596,598	$8.50
R5 Class, $0.01 Par Value	$57,307,882	6,713,277	$8.54
R6 Class, $0.01 Par Value	$779,132,203	91,073,286	$8.56
G Class, $0.01 Par Value	$5,735	670	$8.56
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.05 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $10,033,127 from affiliates and net of foreign taxes withheld of $1,965,825)	$143,446,127
Interest	27,902,628
Securities lending, net	514,952
171,863,707

Expenses:
Management fees	42,496,630
Distribution and service fees:
A Class	1,003,574
C Class	1,235,933
R Class	109,632
Directors' fees and expenses	168,489
Other expenses	352,384
45,366,642
Fees waived - G Class	(18)
45,366,624

Net investment income (loss)	126,497,083

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $1,348,879 from affiliates)	191,860,969
Forward foreign currency exchange contract transactions	92,624,216
Written options contract transactions	4,733,764
Foreign currency translation transactions	(204,338)
289,014,611

Change in net unrealized appreciation (depreciation) on:
Investments (including $(97,871,035) from affiliates)	(1,818,686,312)
Forward foreign currency exchange contracts	5,110,435
Written options contracts	(257,284)
Translation of assets and liabilities in foreign currencies	(529,748)
(1,814,362,909)

Net realized and unrealized gain (loss)	(1,525,348,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,398,851,215)

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$126,497,083	$228,936,656
Net realized gain (loss)	289,014,611	960,066,639
Change in net unrealized appreciation (depreciation)	(1,814,362,909)	153,576,031
Net increase (decrease) in net assets resulting from operations	(1,398,851,215)	1,342,579,326

Distributions to Shareholders
From earnings:
Investor Class	(43,140,810)	(282,936,433)
I Class	(54,986,567)	(351,310,719)
Y Class	(3,183,412)	(19,904,820)
A Class	(7,982,586)	(56,093,134)
C Class	(1,555,237)	(16,328,252)
R Class	(382,210)	(3,104,626)
R5 Class	(756,850)	(4,527,186)
R6 Class	(11,320,932)	(73,621,920)
G Class	(96)	(476)
Decrease in net assets from distributions	(123,308,700)	(807,827,566)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(481,829,982)	(881,461,208)

Net increase (decrease) in net assets	(2,003,989,897)	(346,709,448)

Net Assets
Beginning of period	11,646,379,329	11,993,088,777
End of period	$9,642,389,432	$11,646,379,329

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
15

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

16

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

17

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$60,250,720	—	—	—	$60,250,720
Convertible Preferred Stocks	5,207,004	—	—	—	5,207,004
Preferred Stocks	5,088,486	—	—	—	5,088,486
Total Borrowings	$70,546,210	—	—	—	$70,546,210
Gross amount of recognized liabilities for securities lending transactions					$70,546,210
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.91%
I Class	0.60% to 0.80%	0.71%
Y Class	0.45% to 0.65%	0.56%
A Class	0.80% to 1.00%	0.91%
C Class	0.80% to 1.00%	0.91%
R Class	0.80% to 1.00%	0.91%
R5 Class	0.60% to 0.80%	0.71%
R6 Class	0.45% to 0.65%	0.56%
G Class	0.45% to 0.65%	0.00%(1)
(1)Effective annual management fee before waiver was 0.56%.

18

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $9,149,807 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $4,506,402 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $1,249,856,415 and $1,777,797,140, respectively.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,600,000,000		3,600,000,000
Sold	15,487,095	$145,070,410	33,470,395	$329,446,877
Issued in reinvestment of distributions	4,687,152	41,894,802	28,470,849	275,292,827
Redeemed	(38,928,776)	(361,423,356)	(82,385,577)	(814,231,066)
	(18,754,529)	(174,458,144)	(20,444,333)	(209,491,362)
I Class/Shares Authorized	3,850,000,000		3,850,000,000
Sold	44,250,982	411,878,271	83,497,773	824,814,991
Issued in reinvestment of distributions	5,876,988	52,593,043	34,687,065	335,831,117
Redeemed	(62,907,306)	(587,606,358)	(166,604,042)	(1,645,207,735)
	(12,779,336)	(123,135,044)	(48,419,204)	(484,561,627)
Y Class/Shares Authorized	200,000,000		200,000,000
Sold	1,917,988	18,028,841	3,006,421	29,772,413
Issued in reinvestment of distributions	340,925	3,054,345	1,970,619	19,101,347
Redeemed	(4,009,023)	(37,560,917)	(6,777,802)	(66,943,223)
	(1,750,110)	(16,477,731)	(1,800,762)	(18,069,463)
A Class/Shares Authorized	720,000,000		720,000,000
Sold	5,118,271	47,880,342	10,243,100	100,942,790
Issued in reinvestment of distributions	833,144	7,446,016	5,416,057	52,355,264
Redeemed	(8,856,025)	(82,101,826)	(20,543,107)	(203,100,842)
	(2,904,610)	(26,775,468)	(4,883,950)	(49,802,788)
C Class/Shares Authorized	275,000,000		275,000,000
Sold	980,897	9,160,942	2,059,118	20,283,318
Issued in reinvestment of distributions	166,456	1,486,888	1,614,770	15,594,055
Redeemed	(3,645,854)	(33,950,538)	(8,087,187)	(79,697,877)
	(2,498,501)	(23,302,708)	(4,413,299)	(43,820,504)
R Class/Shares Authorized	70,000,000		70,000,000
Sold	276,278	2,575,766	660,105	6,445,056
Issued in reinvestment of distributions	42,961	382,194	322,570	3,104,583
Redeemed	(596,111)	(5,541,319)	(2,167,923)	(21,239,748)
	(276,872)	(2,583,359)	(1,185,248)	(11,690,109)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	431,727	4,044,293	922,859	9,138,075
Issued in reinvestment of distributions	84,666	756,850	468,144	4,527,186
Redeemed	(508,002)	(4,746,247)	(1,307,541)	(12,993,195)
	8,391	54,896	83,462	672,066
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	13,615,783	125,897,568	24,925,775	245,778,944
Issued in reinvestment of distributions	1,263,766	11,320,932	7,593,972	73,609,160
Redeemed	(27,139,447)	(252,371,020)	(39,033,573)	(384,086,001)
	(12,259,898)	(115,152,520)	(6,513,826)	(64,697,897)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	11	96	49	476
Net increase (decrease)	(51,215,454)	$(481,829,982)	(87,577,111)	$(881,461,208)

20

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$86,106	$116	—	$(20,435)	$65,787	7,926	—	$2,932
ONE Gas, Inc	260,206	—	$13,053	(50,912)	196,241	2,788	$1,349	3,464
Spire, Inc.	179,393	21,642	—	(26,524)	174,511	2,800	—	3,637
	$525,705	$21,758	$13,053	$(97,871)	$436,539	13,514	$1,349	$10,033

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	—	$18,010,655	—
Chemicals	$215,437,726	84,999,821	—
Diversified Telecommunication Services	189,840,697	9,814,691	—
Food and Staples Retailing	174,575,551	86,592,895	—
Food Products	237,337,715	129,738,588	—
Hotels, Restaurants and Leisure	—	22,492,546	—
Household Products	174,191,832	35,608,462	—
Industrial Conglomerates	—	29,303,305	—
Oil, Gas and Consumable Fuels	522,827,582	89,110,285	—
Personal Products	—	167,143,814	—
Pharmaceuticals	486,209,381	216,141,260	—
Other Industries	4,303,669,119	—	—
Preferred Stocks	—	939,031,092	—
Exchange-Traded Funds	407,908,532	—	—
Equity Linked Notes	—	331,071,580	—
Convertible Preferred Stocks	131,988,606	78,949,432	—
Convertible Bonds	—	195,286,351	—
Short-Term Investments	70,546,210	323,390,316	—
	$6,914,532,951	$2,756,685,093	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,420,302	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,216,375	—
Written Options Contracts	$948,913	—	—
	$948,913	$2,216,375	—

22

8. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 7,678 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $926,950,518.

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$948,913
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,420,302	Unrealized depreciation on forward foreign currency exchange contracts	2,216,375
		$2,420,302		$3,165,288

23

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$4,733,764	Change in net unrealized appreciation (depreciation) on written options contracts	$(257,284)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	92,624,216	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5,110,435
		$97,357,980		$4,853,151

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,822,335,576
Gross tax appreciation of investments	$1,474,736,167
Gross tax depreciation of investments	(625,853,699)
Net tax appreciation (depreciation) of investments	$848,882,468

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
24

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.86	0.10	(1.33)	(1.23)	(0.10)	—	(0.10)	$8.53	(12.47)%	0.92%(4)	0.92%(4)	2.26%(4)	2.26%(4)	12%	$3,467,677
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
2021	$7.14	0.17	2.33	2.50	(0.19)	—	(0.19)	$9.45	35.30%	0.91%	0.91%	2.10%	2.10%	52%	$4,211,554
2020	$8.69	0.18	(1.07)	(0.89)	(0.19)	(0.47)	(0.66)	$7.14	(11.81)%	0.91%	0.91%	2.07%	2.07%	85%	$3,660,808
2019	$8.60	0.18	0.56	0.74	(0.18)	(0.47)	(0.65)	$8.69	9.07%	0.91%	0.91%	2.13%	2.13%	80%	$6,081,355
2018	$9.13	0.17	0.37	0.54	(0.17)	(0.90)	(1.07)	$8.60	5.61%	0.91%	0.91%	1.86%	1.86%	75%	$6,496,269
I Class
2022(3)	$9.87	0.12	(1.33)	(1.21)	(0.11)	—	(0.11)	$8.55	(12.27)%	0.72%(4)	0.72%(4)	2.46%(4)	2.46%(4)	12%	$4,142,383
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
2021	$7.15	0.20	2.32	2.52	(0.20)	—	(0.20)	$9.47	35.67%	0.71%	0.71%	2.30%	2.30%	52%	$5,167,202
2020	$8.70	0.21	(1.08)	(0.87)	(0.21)	(0.47)	(0.68)	$7.15	(11.62)%	0.71%	0.71%	2.27%	2.27%	85%	$4,157,382
2019	$8.61	0.20	0.56	0.76	(0.20)	(0.47)	(0.67)	$8.70	9.27%	0.71%	0.71%	2.33%	2.33%	80%	$2,826,256
2018	$9.14	0.19	0.37	0.56	(0.19)	(0.90)	(1.09)	$8.61	5.82%	0.71%	0.71%	2.06%	2.06%	75%	$2,621,898

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.89	0.12	(1.33)	(1.21)	(0.12)	—	(0.12)	$8.56	(12.28)%	0.57%(4)	0.57%(4)	2.61%(4)	2.61%(4)	12%	$223,915
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
2021	$7.16	0.21	2.33	2.54	(0.22)	—	(0.22)	$9.48	35.83%	0.56%	0.56%	2.45%	2.45%	52%	$281,614
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$222,844
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	0.56%	2.48%	2.48%	80%	$230,773
2018(5)	$9.16	0.20	0.36	0.56	(0.20)	(0.90)	(1.10)	$8.62	5.83%	0.56%(4)	0.56%(4)	2.25%(4)	2.25%(4)	75%(6)	$216,014
A Class
2022(3)	$9.86	0.10	(1.34)	(1.24)	(0.09)	—	(0.09)	$8.53	(12.58)%	1.17%(4)	1.17%(4)	2.01%(4)	2.01%(4)	12%	$718,174
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437
2021	$7.14	0.16	2.31	2.47	(0.16)	—	(0.16)	$9.45	34.95%	1.16%	1.16%	1.85%	1.85%	52%	$869,137
2020	$8.69	0.16	(1.07)	(0.91)	(0.17)	(0.47)	(0.64)	$7.14	(12.02)%	1.16%	1.16%	1.82%	1.82%	85%	$698,473
2019	$8.60	0.16	0.56	0.72	(0.16)	(0.47)	(0.63)	$8.69	8.80%	1.16%	1.16%	1.88%	1.88%	80%	$850,117
2018	$9.13	0.14	0.38	0.52	(0.15)	(0.90)	(1.05)	$8.60	5.36%	1.16%	1.16%	1.61%	1.61%	75%	$931,567

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$9.86	0.06	(1.33)	(1.27)	(0.06)	—	(0.06)	$8.53	(12.91)%	1.92%(4)	1.92%(4)	1.26%(4)	1.26%(4)	12%	$214,745
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
2021	$7.14	0.09	2.32	2.41	(0.10)	—	(0.10)	$9.45	33.90%	1.91%	1.91%	1.10%	1.10%	52%	$303,205
2020	$8.69	0.10	(1.08)	(0.98)	(0.10)	(0.47)	(0.57)	$7.14	(12.66)%	1.91%	1.91%	1.07%	1.07%	85%	$394,129
2019	$8.60	0.10	0.55	0.65	(0.09)	(0.47)	(0.56)	$8.69	8.00%	1.91%	1.91%	1.13%	1.13%	80%	$538,726
2018	$9.13	0.08	0.37	0.45	(0.08)	(0.90)	(0.98)	$8.60	4.58%	1.91%	1.91%	0.86%	0.86%	75%	$627,651
R Class
2022(3)	$9.82	0.08	(1.32)	(1.24)	(0.08)	—	(0.08)	$8.50	(12.64)%	1.42%(4)	1.42%(4)	1.76%(4)	1.76%(4)	12%	$39,049
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
2021	$7.11	0.14	2.30	2.44	(0.14)	—	(0.14)	$9.41	34.60%	1.41%	1.41%	1.60%	1.60%	52%	$57,032
2020	$8.66	0.14	(1.07)	(0.93)	(0.15)	(0.47)	(0.62)	$7.11	(12.28)%	1.41%	1.41%	1.57%	1.57%	85%	$56,388
2019	$8.57	0.14	0.56	0.70	(0.14)	(0.47)	(0.61)	$8.66	8.57%	1.41%	1.41%	1.63%	1.63%	80%	$88,499
2018	$9.10	0.13	0.36	0.49	(0.12)	(0.90)	(1.02)	$8.57	5.11%	1.41%	1.41%	1.36%	1.36%	75%	$93,154

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.86	0.12	(1.33)	(1.21)	(0.11)	—	(0.11)	$8.54	(12.28)%	0.72%(4)	0.72%(4)	2.46%(4)	2.46%(4)	12%	$57,308
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
2021	$7.14	0.19	2.33	2.52	(0.20)	—	(0.20)	$9.46	35.72%	0.71%	0.71%	2.30%	2.30%	52%	$62,610
2020	$8.70	0.21	(1.09)	(0.88)	(0.21)	(0.47)	(0.68)	$7.14	(11.74)%	0.71%	0.71%	2.27%	2.27%	85%	$912
2019	$8.60	0.20	0.57	0.77	(0.20)	(0.47)	(0.67)	$8.70	9.41%	0.71%	0.71%	2.33%	2.33%	80%	$892
2018(5)	$9.15	0.21	0.33	0.54	(0.19)	(0.90)	(1.09)	$8.60	5.57%	0.71%(4)	0.71%(4)	2.51%(4)	2.51%(4)	75%(6)	$653
R6 Class
2022(3)	$9.88	0.12	(1.32)	(1.20)	(0.12)	—	(0.12)	$8.56	(12.19)%	0.57%(4)	0.57%(4)	2.61%(4)	2.61%(4)	12%	$779,132
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
2021	$7.16	0.21	2.32	2.53	(0.22)	—	(0.22)	$9.47	35.68%	0.56%	0.56%	2.45%	2.45%	52%	$1,040,730
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$820,173
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	0.56%	2.48%	2.48%	80%	$796,417
2018	$9.15	0.21	0.36	0.57	(0.20)	(0.90)	(1.10)	$8.62	5.97%	0.56%	0.56%	2.21%	2.21%	75%	$691,393
G Class
2022(3)	$9.89	0.15	(1.33)	(1.18)	(0.15)	—	(0.15)	$8.56	(12.04)%	0.01%(4)	0.57%(4)	3.17%(4)	2.61%(4)	12%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7
2021	$7.16	0.27	2.32	2.59	(0.27)	—	(0.27)	$9.48	36.61%	0.00%(7)	0.56%	3.01%	2.45%	52%	$6
2020(8)	$9.06	0.18	(1.43)	(1.25)	(0.18)	(0.47)	(0.65)	$7.16	(15.32)%	0.00%(4)(7)	0.56%(4)	3.02%(4)	2.46%(4)	85%(9)	$4

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Ratio was less than 0.005%.
(8)August 1, 2019 (commencement of sale) through March 31, 2020.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2020.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

30

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the
31

Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The
32

unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 2211

Semiannual Report

September 30, 2022

Focused Large Cap Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)
G Class (ACFLX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Short-Term Investments	3.8%
Other Assets and Liabilities	(0.7)%

Top Five Industries	% of net assets
Health Care Equipment and Supplies	10.7%
Insurance	9.1%
Pharmaceuticals	7.8%
Oil, Gas and Consumable Fuels	6.3%
Banks	5.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$879.10	$3.96	0.84%
I Class	$1,000	$880.10	$3.02	0.64%
A Class	$1,000	$877.90	$5.13	1.09%
C Class	$1,000	$874.70	$8.65	1.84%
R Class	$1,000	$877.00	$6.31	1.34%
R5 Class	$1,000	$880.10	$3.02	0.64%
R6 Class	$1,000	$880.60	$2.31	0.49%
G Class	$1,000	$882.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.86	$4.26	0.84%
I Class	$1,000	$1,021.86	$3.24	0.64%
A Class	$1,000	$1,019.60	$5.52	1.09%
C Class	$1,000	$1,015.84	$9.30	1.84%
R Class	$1,000	$1,018.35	$6.78	1.34%
R5 Class	$1,000	$1,021.86	$3.24	0.64%
R6 Class	$1,000	$1,022.61	$2.48	0.49%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 96.9%
Aerospace and Defense — 3.4%
Raytheon Technologies Corp.	1,254,373	$102,682,974
Airlines — 1.2%
Southwest Airlines Co.(1)	1,120,387	34,552,735
Banks — 5.4%
JPMorgan Chase & Co.	945,142	98,767,339
Truist Financial Corp.	1,402,076	61,046,389
		159,813,728
Beverages — 1.0%
PepsiCo, Inc.	191,519	31,267,392
Capital Markets — 4.3%
Bank of New York Mellon Corp.	2,170,782	83,618,523
BlackRock, Inc.	78,834	43,380,773
		126,999,296
Communications Equipment — 4.3%
Cisco Systems, Inc.	1,722,352	68,894,080
F5, Inc.(1)	403,486	58,396,529
		127,290,609
Containers and Packaging — 2.7%
Packaging Corp. of America	425,001	47,723,362
Sonoco Products Co.	596,622	33,846,366
		81,569,728
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	420,720	112,340,654
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	2,565,095	97,396,657
Electric Utilities — 3.4%
Duke Energy Corp.	589,749	54,858,452
Pinnacle West Capital Corp.	709,893	45,795,197
		100,653,649
Electrical Equipment — 3.0%
Emerson Electric Co.	686,287	50,249,934
nVent Electric PLC	1,280,475	40,475,815
		90,725,749
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	332,037	36,643,603
Entertainment — 1.4%
Walt Disney Co.(1)	452,833	42,715,737
Equity Real Estate Investment Trusts (REITs) — 2.0%
Public Storage	206,626	60,502,159
Food and Staples Retailing — 1.9%
Walmart, Inc.	429,951	55,764,645
Food Products — 3.9%
Conagra Brands, Inc.	2,229,438	72,746,562
6

	Shares/ Principal Amount	Value
Mondelez International, Inc., Class A	818,048	$44,853,572
		117,600,134
Gas Utilities — 2.8%
Atmos Energy Corp.	835,807	85,126,943
Health Care Equipment and Supplies — 10.7%
Becton Dickinson and Co.	155,810	34,719,142
Medtronic PLC	2,068,289	167,014,337
Zimmer Biomet Holdings, Inc.	1,113,859	116,453,959
		318,187,438
Health Care Providers and Services — 3.4%
Henry Schein, Inc.(1)	757,867	49,844,913
Quest Diagnostics, Inc.	432,728	53,091,398
		102,936,311
Hotels, Restaurants and Leisure — 1.2%
Sodexo SA	489,453	36,758,077
Household Products — 3.1%
Kimberly-Clark Corp.	819,908	92,272,446
Industrial Conglomerates — 1.1%
Siemens AG	324,362	31,704,065
Insurance — 9.1%
Aflac, Inc.	589,139	33,109,612
Allstate Corp.	972,923	121,158,101
Marsh & McLennan Cos., Inc.	217,227	32,429,819
Reinsurance Group of America, Inc.	677,452	85,230,236
		271,927,768
Oil, Gas and Consumable Fuels — 6.3%
Exxon Mobil Corp.	1,087,591	94,957,571
TotalEnergies SE, ADR	2,005,110	93,277,717
		188,235,288
Personal Products — 4.0%
Unilever PLC, ADR	2,757,773	120,900,768
Pharmaceuticals — 7.8%
Johnson & Johnson	1,054,633	172,284,847
Roche Holding AG	182,196	59,310,733
		231,595,580
Semiconductors and Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	226,245	35,018,201
TOTAL COMMON STOCKS (Cost $2,908,573,912)		2,893,182,334
SHORT-TERM INVESTMENTS — 3.8%
Discount Notes(2) — 0.6%
Federal Home Loan Bank Discount Notes, 2.65%, 10/3/22	$17,500,000	17,500,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	190,361	190,361
Repurchase Agreements — 3.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $16,276,266), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $16,003,414)		15,999,601
7

Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $81,648,017), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $80,066,678)	$80,047,000
96,046,601
TOTAL SHORT-TERM INVESTMENTS (Cost $113,734,434)	113,736,962
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $3,022,308,346)	3,006,919,296
OTHER ASSETS AND LIABILITIES — (0.7)%	(21,639,527)
TOTAL NET ASSETS — 100.0%	$2,985,279,769

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,580,516	USD	1,601,436	Morgan Stanley	12/30/22	$15,266
CHF	3,110,629	USD	3,165,125	Morgan Stanley	12/30/22	16,720
CHF	3,219,099	USD	3,323,212	Morgan Stanley	12/30/22	(30,413)
USD	57,911,206	CHF	56,321,544	Morgan Stanley	12/30/22	300,213
USD	2,048,180	CHF	1,990,036	Morgan Stanley	12/30/22	12,583
EUR	3,926,132	USD	3,799,215	JPMorgan Chase Bank N.A.	12/30/22	76,015
USD	137,852,163	EUR	140,308,259	JPMorgan Chase Bank N.A.	12/30/22	(637,052)
USD	4,300,489	EUR	4,363,857	JPMorgan Chase Bank N.A.	12/30/22	(6,792)
GBP	2,372,674	USD	2,537,693	Bank of America N.A.	12/30/22	115,219
USD	109,548,717	GBP	96,947,912	Bank of America N.A.	12/30/22	1,150,219
						$1,011,978

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,022,308,346)	$3,006,919,296
Receivable for investments sold	5,129,854
Receivable for capital shares sold	694,252
Unrealized appreciation on forward foreign currency exchange contracts	1,686,235
Dividends and interest receivable	7,780,609
3,022,210,246

Liabilities
Payable for investments purchased	35,425,494
Payable for capital shares redeemed	221,188
Unrealized depreciation on forward foreign currency exchange contracts	674,257
Accrued management fees	495,898
Distribution and service fees payable	9,439
Accrued foreign withholding tax reclaim expenses	100,261
Accrued other expenses	3,940
36,930,477

Net Assets	$2,985,279,769

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,913,108,456
Distributable earnings	72,171,313
$2,985,279,769

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$534,585,710	59,347,315	$9.01
I Class, $0.01 Par Value	$35,324,693	3,917,056	$9.02
A Class, $0.01 Par Value	$28,490,968	3,164,362	$9.00
C Class, $0.01 Par Value	$1,013,039	112,440	$9.01
R Class, $0.01 Par Value	$5,175,604	573,912	$9.02
R5 Class, $0.01 Par Value	$6,892	764	$9.02
R6 Class, $0.01 Par Value	$158,004,699	17,528,455	$9.01
G Class, $0.01 Par Value	$2,222,678,164	246,354,900	$9.02
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.55 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $657,797)	$44,731,669
Interest	676,307
45,407,976

Expenses:
Management fees	9,115,356
Distribution and service fees:
A Class	39,850
C Class	5,117
R Class	13,485
Directors' fees and expenses	52,271
Foreign withholding tax reclaim expenses	183,494
Other expenses	26,187
9,435,760
Fees waived - G Class	(6,016,640)
3,419,120

Net investment income (loss)	41,988,856

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	64,717,031
Forward foreign currency exchange contract transactions	43,639,346
Foreign currency translation transactions	(44,566)
108,311,811

Change in net unrealized appreciation (depreciation) on:
Investments	(558,290,749)
Forward foreign currency exchange contracts	2,941,619
Translation of assets and liabilities in foreign currencies	(142,766)
(555,491,896)

Net realized and unrealized gain (loss)	(447,180,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(405,191,229)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$41,988,856	$16,253,729
Net realized gain (loss)	108,311,811	109,218,956
Change in net unrealized appreciation (depreciation)	(555,491,896)	(31,062,054)
Net increase (decrease) in net assets resulting from operations	(405,191,229)	94,410,631

Distributions to Shareholders
From earnings:
Investor Class	(5,502,398)	(134,586,683)
I Class	(369,209)	(9,868,498)
A Class	(259,000)	(7,614,654)
C Class	(5,178)	(243,135)
R Class	(38,548)	(1,076,171)
R5 Class	(78)	(1,724)
R6 Class	(1,832,273)	(39,666,740)
G Class	(32,879,642)	(138)
Decrease in net assets from distributions	(40,886,326)	(193,057,743)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(182,977,859)	2,789,145,881

Net increase (decrease) in net assets	(629,055,414)	2,690,498,769

Net Assets
Beginning of period	3,614,335,183	923,836,414
End of period	$2,985,279,769	$3,614,335,183

See Notes to Financial Statements.
11

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Large Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 15, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

12

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%
G Class	0.35% to 0.55%	0.00%(1)
(1)Effective annual management fee before waiver was 0.48%.

14

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.01% for the period ended September 30, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $8,162,433 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $825,455,534 and $951,854,985, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2022		Year ended March 31, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,424,752	$14,150,931	4,811,577	$56,167,255
Issued in reinvestment of distributions	574,779	5,443,214	12,635,341	132,775,626
Redeemed	(1,979,995)	(19,239,682)	(12,814,037)	(155,539,000)
	19,536	354,463	4,632,881	33,403,881
I Class/Shares Authorized	40,000,000		40,000,000
Sold	911,088	9,023,810	642,235	7,493,119
Issued in reinvestment of distributions	36,691	348,037	877,335	9,230,917
Redeemed	(757,553)	(7,626,559)	(1,371,804)	(15,358,986)
	190,226	1,745,288	147,766	1,365,050
A Class/Shares Authorized	30,000,000		30,000,000
Sold	234,461	2,357,722	299,823	3,423,386
Issued in reinvestment of distributions	24,565	232,635	651,652	6,837,534
Redeemed	(317,571)	(3,146,019)	(679,073)	(7,905,565)
	(58,545)	(555,662)	272,402	2,355,355
C Class/Shares Authorized	20,000,000		20,000,000
Sold	41,401	399,972	13,377	151,603
Issued in reinvestment of distributions	507	4,815	21,307	223,501
Redeemed	(23,585)	(226,079)	(55,662)	(637,122)
	18,323	178,708	(20,978)	(262,018)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	114,840	1,135,846	132,998	1,540,553
Issued in reinvestment of distributions	3,874	36,754	97,783	1,026,225
Redeemed	(55,068)	(532,240)	(59,660)	(695,773)
	63,646	640,360	171,121	1,871,005
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	8	78	164	1,724
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	2,735,730	26,926,649	1,695,134	19,418,913
Issued in reinvestment of distributions	192,534	1,825,597	3,755,823	39,527,794
Redeemed	(1,919,481)	(19,155,087)	(5,524,232)	(65,868,809)
	1,008,783	9,597,159	(73,275)	(6,922,102)
G Class/Shares Authorized	1,800,000,000		1,800,000,000
Sold	4,807,572	47,256,863	4,523,509	46,999,503
Issued in connection with reorganization (Note 10)	—	—	262,828,937	2,729,819,489
Issued in reinvestment of distributions	3,467,326	32,879,642	13	138
Redeemed	(27,398,037)	(275,074,758)	(1,874,420)	(19,486,144)
	(19,123,139)	(194,938,253)	265,478,039	2,757,332,986
Net increase (decrease)	(17,881,162)	$(182,977,859)	270,608,120	$2,789,145,881
(1)March 15, 2022 (commencement of sale) through March 31, 2022 for the G Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,765,409,459	$127,772,875	—
Short-Term Investments	190,361	113,546,601	—
	$2,765,599,820	$241,319,476	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,686,235	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$674,257	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $405,982,857.

17

The value of foreign currency risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $1,686,235 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $674,257 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $43,639,346 in net realized gain (loss) on forward foreign currency exchange contract transactions and $2,941,619 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,061,756,210
Gross tax appreciation of investments	$181,371,654
Gross tax depreciation of investments	(236,208,568)
Net tax appreciation (depreciation) of investments	$(54,836,914)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Focused Large Cap Value Fund, one fund in a series issued by the corporation, were transferred to Focused Large Cap Value Fund in exchange for shares of Focused Large Cap Value Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Focused Large Cap Value Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Focused Large Cap Value Fund exchanged its shares for shares of Focused Large Cap Value Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Focused Large Cap Value Fund – G Class	241,023,182	Focused Large Cap Value Fund – G Class	262,828,937

18

The net assets of NT Focused Large Cap Value Fund and Focused Large Cap Value Fund immediately before the reorganization were $2,729,819,489 and $865,609,421, respectively. NT Focused Large Cap Value Fund's unrealized appreciation of $417,690,402 was combined with that of Focused Large Cap Value Fund. Immediately after the reorganization, the combined net assets were $3,595,428,910.

Assuming the reorganization had been completed on April 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended March 31, 2022 are as follows:

Net investment income (loss)	$86,447,923
Net realized and unrealized gain (loss)	356,071,110
Net increase (decrease) in net assets resulting from operations	$442,519,033

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Focused Large Cap Value Fund that have been included in the fund’s Statement of Operations since March 25, 2022.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.35	0.09	(1.34)	(1.25)	(0.09)	—	(0.09)	$9.01	(12.09)%	0.84%(4)	0.84%(4)	1.87%(4)	1.87%(4)	26%	$534,586
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
2021	$8.24	0.19	3.62	3.81	(0.19)	(0.06)	(0.25)	$11.80	46.64%	0.83%	0.83%	1.90%	1.90%	112%	$645,489
2020	$9.85	0.18	(1.52)	(1.34)	(0.18)	(0.09)	(0.27)	$8.24	(14.21)%	0.84%	0.84%	1.72%	1.72%	72%	$456,382
2019	$9.85	0.18	0.40	0.58	(0.18)	(0.40)	(0.58)	$9.85	6.20%	0.83%	0.83%	1.83%	1.83%	62%	$673,365
2018	$10.05	0.21	0.17	0.38	(0.20)	(0.38)	(0.58)	$9.85	3.65%	0.83%	0.83%	2.09%	2.09%	53%	$621,874
I Class
2022(3)	$10.36	0.10	(1.34)	(1.24)	(0.10)	—	(0.10)	$9.02	(11.99)%	0.64%(4)	0.64%(4)	2.07%(4)	2.07%(4)	26%	$35,325
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
2021	$8.24	0.22	3.62	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$42,273
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$20,080
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.41%	0.63%	0.63%	2.03%	2.03%	62%	$18,196
2018	$10.06	0.22	0.18	0.40	(0.22)	(0.38)	(0.60)	$9.86	3.85%	0.63%	0.63%	2.29%	2.29%	53%	$20,213

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$10.34	0.08	(1.34)	(1.26)	(0.08)	—	(0.08)	$9.00	(12.21)%	1.09%(4)	1.09%(4)	1.62%(4)	1.62%(4)	26%	$28,491
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
2021	$8.23	0.17	3.62	3.79	(0.16)	(0.06)	(0.22)	$11.80	46.44%	1.08%	1.08%	1.65%	1.65%	112%	$34,806
2020	$9.85	0.15	(1.53)	(1.38)	(0.15)	(0.09)	(0.24)	$8.23	(14.52)%	1.09%	1.09%	1.47%	1.47%	72%	$26,342
2019	$9.85	0.16	0.40	0.56	(0.16)	(0.40)	(0.56)	$9.85	5.94%	1.08%	1.08%	1.58%	1.58%	62%	$34,603
2018	$10.05	0.18	0.17	0.35	(0.17)	(0.38)	(0.55)	$9.85	3.39%	1.08%	1.08%	1.84%	1.84%	53%	$40,192
C Class
2022(3)	$10.35	0.04	(1.33)	(1.29)	(0.05)	—	(0.05)	$9.01	(12.53)%	1.84%(4)	1.84%(4)	0.87%(4)	0.87%(4)	26%	$1,013
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
2021	$8.23	0.09	3.62	3.71	(0.08)	(0.06)	(0.14)	$11.80	45.31%	1.83%	1.83%	0.90%	0.90%	112%	$1,358
2020	$9.85	0.07	(1.52)	(1.45)	(0.08)	(0.09)	(0.17)	$8.23	(15.14)%	1.84%	1.84%	0.72%	0.72%	72%	$2,324
2019	$9.85	0.08	0.40	0.48	(0.08)	(0.40)	(0.48)	$9.85	5.15%	1.83%	1.83%	0.83%	0.83%	62%	$3,363
2018	$10.05	0.11	0.17	0.28	(0.10)	(0.38)	(0.48)	$9.85	2.63%	1.83%	1.83%	1.09%	1.09%	53%	$6,050

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$10.36	0.07	(1.34)	(1.27)	(0.07)	—	(0.07)	$9.02	(12.30)%	1.34%(4)	1.34%(4)	1.37%(4)	1.37%(4)	26%	$5,176
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286
2021	$8.24	0.14	3.62	3.76	(0.13)	(0.06)	(0.19)	$11.81	46.00%	1.33%	1.33%	1.40%	1.40%	112%	$4,006
2020	$9.86	0.13	(1.53)	(1.40)	(0.13)	(0.09)	(0.22)	$8.24	(14.71)%	1.34%	1.34%	1.22%	1.22%	72%	$2,762
2019	$9.86	0.13	0.40	0.53	(0.13)	(0.40)	(0.53)	$9.86	5.67%	1.33%	1.33%	1.33%	1.33%	62%	$3,389
2018	$10.06	0.16	0.17	0.33	(0.15)	(0.38)	(0.53)	$9.86	3.13%	1.33%	1.33%	1.59%	1.59%	53%	$4,291
R5 Class
2022(3)	$10.36	0.10	(1.34)	(1.24)	(0.10)	—	(0.10)	$9.02	(11.99)%	0.64%(4)	0.64%(4)	2.07%(4)	2.07%(4)	26%	$7
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
2021	$8.24	0.21	3.63	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$7
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$5
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.40%	0.63%	0.63%	2.03%	2.03%	62%	$6
2018(5)	$10.04	0.23	0.19	0.42	(0.22)	(0.38)	(0.60)	$9.86	4.05%	0.63%(4)	0.63%(4)	2.28%(4)	2.28%(4)	53%(6)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$10.35	0.11	(1.34)	(1.23)	(0.11)	—	(0.11)	$9.01	(11.94)%	0.49%(4)	0.49%(4)	2.22%(4)	2.22%(4)	26%	$158,005
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
2021	$8.24	0.23	3.62	3.85	(0.22)	(0.06)	(0.28)	$11.81	47.29%	0.48%	0.48%	2.25%	2.25%	112%	$195,898
2020	$9.86	0.21	(1.52)	(1.31)	(0.22)	(0.09)	(0.31)	$8.24	(14.01)%	0.49%	0.49%	2.07%	2.07%	72%	$119,911
2019	$9.86	0.22	0.40	0.62	(0.22)	(0.40)	(0.62)	$9.86	6.57%	0.48%	0.48%	2.18%	2.18%	62%	$152,534
2018	$10.06	0.25	0.16	0.41	(0.23)	(0.38)	(0.61)	$9.86	4.01%	0.48%	0.48%	2.44%	2.44%	53%	$121,935
G Class
2022(3)	$10.36	0.13	(1.34)	(1.21)	(0.13)	—	(0.13)	$9.02	(11.72)%	0.01%(4)	0.49%(4)	2.70%(4)	2.22%(4)	26%	$2,222,678
2022(7)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%(4)(8)	0.47%(4)	1.68%(4)	1.21%(4)	42%(9)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)March 15, 2022 (commencement of sale) through March 31, 2022.
(8)Ratio was less than 0.005%.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

25

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the
26

Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The
27

unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 2211

Semiannual Report

September 30, 2022

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	95.3%
Exchange-Traded Funds	1.8%
Short-Term Investments	3.2%
Other Assets and Liabilities	(0.3)%

Top Five Industries*	% of net assets
Equity Real Estate Investment Trusts (REITs)	8.5%
Capital Markets	7.7%
Health Care Providers and Services	7.6%
Health Care Equipment and Supplies	6.3%
Insurance	6.0%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$846.80	$4.49	0.97%
I Class	$1,000	$847.90	$3.57	0.77%
Y Class	$1,000	$848.60	$2.87	0.62%
A Class	$1,000	$846.00	$5.65	1.22%
C Class	$1,000	$843.20	$9.10	1.97%
R Class	$1,000	$844.90	$6.80	1.47%
R5 Class	$1,000	$848.40	$3.57	0.77%
R6 Class	$1,000	$848.50	$2.87	0.62%
G Class	$1,000	$851.20	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.21	$4.91	0.97%
I Class	$1,000	$1,021.21	$3.90	0.77%
Y Class	$1,000	$1,021.96	$3.14	0.62%
A Class	$1,000	$1,018.95	$6.17	1.22%
C Class	$1,000	$1,015.19	$9.95	1.97%
R Class	$1,000	$1,017.70	$7.44	1.47%
R5 Class	$1,000	$1,021.21	$3.90	0.77%
R6 Class	$1,000	$1,021.96	$3.14	0.62%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 95.3%
Aerospace and Defense — 1.1%
Huntington Ingalls Industries, Inc.	429,865	$95,215,098
Airlines — 1.6%
Southwest Airlines Co.(1)	4,247,274	130,985,930
Auto Components — 2.3%
Aptiv PLC(1)	338,125	26,444,756
BorgWarner, Inc.	3,928,069	123,341,367
Cie Generale des Etablissements Michelin SCA	1,903,154	42,641,493
		192,427,616
Banks — 5.8%
First Hawaiian, Inc.	5,238,664	129,028,294
Prosperity Bancshares, Inc.	1,633,956	108,952,186
Truist Financial Corp.	3,111,298	135,465,915
U.S. Bancorp	1,439,573	58,043,583
Westamerica Bancorporation	976,720	51,072,689
		482,562,667
Building Products — 0.8%
Cie de Saint-Gobain	1,840,914	65,822,967
Capital Markets — 7.7%
Ameriprise Financial, Inc.	303,187	76,387,964
Bank of New York Mellon Corp.	5,446,736	209,808,271
Northern Trust Corp.	2,554,078	218,526,914
T. Rowe Price Group, Inc.	1,294,410	135,925,994
		640,649,143
Chemicals — 1.8%
Akzo Nobel NV	1,371,943	77,747,938
Axalta Coating Systems Ltd.(1)	3,462,907	72,928,821
		150,676,759
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	315,568	42,929,871
Communications Equipment — 1.5%
F5, Inc.(1)	664,663	96,196,676
Juniper Networks, Inc.	1,275,566	33,317,784
		129,514,460
Construction and Engineering — 0.8%
Vinci SA	822,964	66,545,460
Containers and Packaging — 2.7%
Amcor PLC	4,826,099	51,784,043
Packaging Corp. of America	1,153,321	129,506,415
Sonoco Products Co.	842,251	47,780,899
		229,071,357
Electric Utilities — 3.5%
Duke Energy Corp.	90,209	8,391,241
Edison International	2,415,850	136,688,793
Evergy, Inc.	325,380	19,327,572
Eversource Energy	388,495	30,287,070

	Shares/ Principal Amount	Value
Pinnacle West Capital Corp.	1,510,434	$97,438,098
		292,132,774
Electrical Equipment — 4.4%
Atkore, Inc.(1)	485,558	37,781,268
Emerson Electric Co.	2,451,855	179,524,823
Hubbell, Inc.	86,261	19,236,203
nVent Electric PLC	4,249,186	134,316,770
		370,859,064
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	717,326	79,164,097
Energy Equipment and Services — 0.7%
Baker Hughes Co.	2,673,619	56,039,054
Entertainment — 0.2%
Electronic Arts, Inc.	146,524	16,954,292
Equity Real Estate Investment Trusts (REITs) — 8.5%
Equinix, Inc.	191,668	109,028,425
Essex Property Trust, Inc.	403,819	97,817,076
Healthcare Realty Trust, Inc., Class A	1,022,846	21,326,339
Healthpeak Properties, Inc.	5,422,073	124,273,913
Public Storage	177,872	52,082,700
Realty Income Corp.	1,866,555	108,633,501
Regency Centers Corp.	1,947,401	104,867,544
VICI Properties, Inc.	899,422	26,847,747
Weyerhaeuser Co.	813,673	23,238,501
WP Carey, Inc.	632,802	44,169,580
		712,285,326
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	5,907,365	150,469,020
Food Products — 3.6%
Conagra Brands, Inc.	4,712,353	153,764,078
J.M. Smucker Co.	902,956	124,075,184
Orkla ASA	3,370,743	24,502,965
		302,342,227
Gas Utilities — 2.0%
Atmos Energy Corp.	199,001	20,268,252
Spire, Inc.	2,335,028	145,542,295
		165,810,547
Health Care Equipment and Supplies — 6.3%
Baxter International, Inc.	905,044	48,745,670
Becton Dickinson and Co.	204,244	45,511,691
DENTSPLY SIRONA, Inc.	1,914,615	54,279,335
Embecta Corp.	2,418,014	69,614,623
Hologic, Inc.(1)	716,647	46,238,064
Zimmer Biomet Holdings, Inc.	2,497,644	261,128,680
		525,518,063
Health Care Providers and Services — 7.6%
AmerisourceBergen Corp.	962,994	130,321,978
Cardinal Health, Inc.	668,952	44,605,719
HCA Healthcare, Inc.	45,610	8,382,662
Henry Schein, Inc.(1)	2,334,028	153,509,022
Quest Diagnostics, Inc.	1,410,774	173,087,862

	Shares/ Principal Amount	Value
Universal Health Services, Inc., Class B	1,460,828	$128,815,813
		638,723,056
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	999,859	75,089,731
Household Products — 2.4%
Henkel AG & Co. KGaA, Preference Shares	1,261,877	74,939,126
Kimberly-Clark Corp.	1,141,432	128,456,757
		203,395,883
Insurance — 6.0%
Aflac, Inc.	1,491,938	83,846,915
Allstate Corp.	1,492,874	185,907,599
Chubb Ltd.	227,210	41,324,955
Hanover Insurance Group, Inc.	544,698	69,797,602
Reinsurance Group of America, Inc.	961,932	121,020,665
		501,897,736
IT Services — 1.0%
Amdocs Ltd.	874,030	69,441,683
Euronet Worldwide, Inc.(1)	141,981	10,756,481
		80,198,164
Leisure Products — 0.1%
Polaris, Inc.	91,136	8,717,158
Machinery — 3.8%
Cummins, Inc.	388,864	79,137,713
IMI PLC	3,174,093	39,251,120
Oshkosh Corp.	1,844,483	129,648,710
PACCAR, Inc.	457,425	38,281,898
Stanley Black & Decker, Inc.	365,663	27,501,514
		313,820,955
Media — 1.5%
Fox Corp., Class B	4,311,413	122,875,270
Multi-Utilities — 1.4%
NorthWestern Corp.	2,408,820	118,706,650
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	963,358	131,113,024
Oil, Gas and Consumable Fuels — 3.8%
Devon Energy Corp.	829,828	49,897,558
Diamondback Energy, Inc.	536,328	64,606,071
Enterprise Products Partners LP	3,950,854	93,951,308
EQT Corp.	945,507	38,529,410
Phillips 66	515,723	41,629,160
Pioneer Natural Resources Co.	140,477	30,417,485
		319,030,992
Paper and Forest Products — 0.5%
Mondi PLC	2,529,001	38,851,592
Road and Rail — 0.7%
Heartland Express, Inc.(2)	4,103,800	58,725,378
Semiconductors and Semiconductor Equipment — 0.4%
Applied Materials, Inc.	405,263	33,203,198
Software — 0.5%
Open Text Corp.	1,474,262	38,979,487
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	876,583	137,044,986

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.8%
HP, Inc.	2,836,469	$70,684,807
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	4,194,741	34,816,350
Trading Companies and Distributors — 1.8%
Beacon Roofing Supply, Inc.(1)	493,499	27,004,265
MSC Industrial Direct Co., Inc., Class A	1,731,893	126,099,130
		153,103,395
TOTAL COMMON STOCKS (Cost $8,115,741,296)		7,976,953,604
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell Mid-Cap Value ETF (Cost $167,055,366)	1,586,854	152,417,327
SHORT-TERM INVESTMENTS — 3.2%
Discount Notes(3) — 1.7%
Federal Home Loan Bank Discount Notes, 2.65%, 10/3/22	$139,515,000	139,515,000
Money Market Fund†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,863,634	1,863,634
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $21,519,644), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $21,158,894)		21,153,852
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.750%, 2/15/28, valued at $107,953,825), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $105,863,018)		105,837,000
		126,990,852
TOTAL SHORT-TERM INVESTMENTS (Cost $268,349,333)		268,369,486
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $8,551,145,995)		8,397,740,417
OTHER ASSETS AND LIABILITIES — (0.3)%		(27,622,542)
TOTAL NET ASSETS — 100.0%		$8,370,117,875

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	16,019,584	USD	15,501,735	JPMorgan Chase Bank N.A.	12/30/22	$310,161
USD	493,885,363	EUR	502,684,861	JPMorgan Chase Bank N.A.	12/30/22	(2,282,377)
GBP	1,912,072	USD	2,045,057	Bank of America N.A.	12/30/22	92,851
USD	69,119,483	GBP	61,169,037	Bank of America N.A.	12/30/22	725,728
NOK	6,027,916	USD	570,229	UBS AG	12/30/22	(15,385)
NOK	6,205,367	USD	573,237	UBS AG	12/30/22	(2,059)
NOK	13,721,261	USD	1,282,300	UBS AG	12/30/22	(19,317)
USD	23,974,800	NOK	248,861,779	UBS AG	12/30/22	1,068,142
						$(122,256)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GBP	-	British Pound
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $8,475,147,301)	$8,339,015,039
Investment securities - affiliated, at value (cost of $75,998,694)	58,725,378
Total investment securities, at value (cost of $8,551,145,995)	8,397,740,417
Receivable for investments sold	53,887,553
Receivable for capital shares sold	7,652,563
Unrealized appreciation on forward foreign currency exchange contracts	2,196,882
Dividends and interest receivable	17,347,898
8,478,825,313

Liabilities
Payable for investments purchased	92,857,236
Payable for capital shares redeemed	8,567,592
Unrealized depreciation on forward foreign currency exchange contracts	2,319,138
Accrued management fees	4,765,979
Distribution and service fees payable	109,757
Accrued other expenses	87,736
108,707,438

Net Assets	$8,370,117,875

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,088,977,293
Distributable earnings	281,140,582
$8,370,117,875

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,964,964,439	135,563,460	$14.49
I Class, $0.01 Par Value	$1,487,408,908	102,508,805	$14.51
Y Class, $0.01 Par Value	$154,245,011	10,623,891	$14.52
A Class, $0.01 Par Value	$212,122,414	14,672,640	$14.46
C Class, $0.01 Par Value	$27,683,326	1,945,733	$14.23
R Class, $0.01 Par Value	$86,833,888	6,029,433	$14.40
R5 Class, $0.01 Par Value	$39,859,026	2,745,871	$14.52
R6 Class, $0.01 Par Value	$3,092,413,622	213,156,602	$14.51
G Class, $0.01 Par Value	$1,304,587,241	89,850,618	$14.52
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $15.34 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $164,152 from affiliates and net of foreign taxes withheld of $2,329,336)	$143,164,403
Interest	1,366,528
Securities lending, net	205,428
144,736,359

Expenses:
Management fees	34,992,371
Distribution and service fees:
A Class	321,464
C Class	168,664
R Class	242,229
Directors' fees and expenses	147,106
Other expenses	97,945
35,969,779
Fees waived - G Class	(4,641,935)
31,327,844

Net investment income (loss)	113,408,515

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	413,898,298
Forward foreign currency exchange contract transactions	85,931,836
Foreign currency translation transactions	(474,467)
499,355,667

Change in net unrealized appreciation (depreciation) on:
Investments (including $984,912 from affiliates)	(2,109,725,539)
Forward foreign currency exchange contracts	(180,305)
Translation of assets and liabilities in foreign currencies	(28,093)
(2,109,933,937)

Net realized and unrealized gain (loss)	(1,610,578,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,497,169,755)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$113,408,515	$129,941,675
Net realized gain (loss)	499,355,667	1,418,781,422
Change in net unrealized appreciation (depreciation)	(2,109,933,937)	(547,954,389)
Net increase (decrease) in net assets resulting from operations	(1,497,169,755)	1,000,768,708

Distributions to Shareholders
From earnings:
Investor Class	(23,096,093)	(465,761,885)
I Class	(18,932,981)	(361,957,976)
Y Class	(2,094,216)	(40,681,870)
A Class	(2,229,354)	(61,620,484)
C Class	(189,019)	(8,077,770)
R Class	(786,725)	(19,500,726)
R5 Class	(499,934)	(10,442,981)
R6 Class	(41,130,054)	(724,687,721)
G Class	(21,991,958)	(156)
Decrease in net assets from distributions	(110,950,334)	(1,692,731,569)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,278,374)	2,165,833,316

Net increase (decrease) in net assets	(1,610,398,463)	1,473,870,455

Net Assets
Beginning of period	9,980,516,338	8,506,645,883
End of period	$8,370,117,875	$9,980,516,338

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 15, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.95% to 0.97%	0.97%
I Class	0.75% to 0.77%	0.77%
Y Class	0.60% to 0.62%	0.62%
A Class	0.95% to 0.97%	0.97%
C Class	0.95% to 0.97%	0.97%
R Class	0.95% to 0.97%	0.97%
R5 Class	0.75% to 0.77%	0.77%
R6 Class	0.60% to 0.62%	0.62%
G Class	0.60% to 0.62%	0.00%(1)
(1)Effective annual management fee before waiver was 0.62%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $9,862,157 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments for the period ended September 30, 2022 were $3,497,213,169 and $3,462,532,823, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2022		Year ended March 31, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	12,592,023	$208,609,259	18,108,052	$350,635,375
Issued in reinvestment of distributions	1,466,885	22,596,531	26,136,073	455,845,806
Redeemed	(12,943,503)	(211,408,162)	(42,239,243)	(814,867,789)
	1,115,405	19,797,628	2,004,882	(8,386,608)
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	15,314,851	248,506,919	16,228,589	311,159,957
Issued in reinvestment of distributions	1,159,165	17,874,651	19,530,997	340,984,702
Redeemed	(15,290,993)	(248,928,208)	(27,853,235)	(528,757,255)
	1,183,023	17,453,362	7,906,351	123,387,404
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	581,893	9,518,192	1,529,090	29,487,698
Issued in reinvestment of distributions	134,814	2,080,309	2,318,448	40,505,206
Redeemed	(1,198,012)	(19,597,453)	(2,238,973)	(40,980,409)
	(481,305)	(7,998,952)	1,608,565	29,012,495
A Class/Shares Authorized	170,000,000		170,000,000
Sold	2,173,262	35,411,313	5,208,055	98,308,670
Issued in reinvestment of distributions	121,939	1,873,347	2,597,648	45,171,721
Redeemed	(5,197,533)	(86,308,546)	(7,278,144)	(139,165,202)
	(2,902,332)	(49,023,886)	527,559	4,315,189
C Class/Shares Authorized	25,000,000		25,000,000
Sold	80,456	1,285,090	115,107	2,158,890
Issued in reinvestment of distributions	12,348	186,662	467,742	8,003,740
Redeemed	(445,540)	(7,124,596)	(1,033,684)	(19,475,968)
	(352,736)	(5,652,844)	(450,835)	(9,313,338)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	908,033	14,970,305	1,019,656	19,514,146
Issued in reinvestment of distributions	51,390	786,693	1,126,093	19,500,704
Redeemed	(590,877)	(9,601,544)	(1,640,925)	(31,014,293)
	368,546	6,155,454	504,824	8,000,557
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	356,404	5,889,352	475,463	9,105,307
Issued in reinvestment of distributions	32,265	497,740	595,277	10,406,295
Redeemed	(330,580)	(5,391,779)	(1,487,369)	(28,280,353)
	58,089	995,313	(416,629)	(8,768,751)
R6 Class/Shares Authorized	1,300,000,000		1,300,000,000
Sold	27,117,927	441,947,609	41,383,112	793,447,536
Issued in reinvestment of distributions	2,606,447	40,182,452	40,644,059	709,744,760
Redeemed	(23,969,942)	(391,804,723)	(58,184,664)	(1,117,550,420)
	5,754,432	90,325,338	23,842,507	385,641,876
G Class/Shares Authorized	850,000,000		850,000,000
Sold	1,885,304	30,122,186	36,467	636,327
Issued in connection with reorganization (Note 9)	—	—	99,974,219	1,744,376,569
Issued in reinvestment of distributions	1,425,630	21,991,958	9	156
Redeemed	(7,526,538)	(126,443,931)	(5,944,473)	(103,068,560)
	(4,215,604)	(74,329,787)	94,066,222	1,641,944,492
Net increase (decrease)	527,518	$(2,278,374)	129,593,446	$2,165,833,316
(1)March 15, 2022 (commencement of sale) through March 31, 2022 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	$149,786,123	$42,641,493	—
Building Products	—	65,822,967	—
Chemicals	72,928,821	77,747,938	—
Construction and Engineering	—	66,545,460	—
Food and Staples Retailing	—	150,469,020	—
Food Products	277,839,262	24,502,965	—
Hotels, Restaurants and Leisure	—	75,089,731	—
Household Products	128,456,757	74,939,126	—
Machinery	274,569,835	39,251,120	—
Paper and Forest Products	—	38,851,592	—
Other Industries	6,417,511,394	—	—
Exchange-Traded Funds	152,417,327	—	—
Short-Term Investments	1,863,634	266,505,852	—
	$7,475,373,153	$922,367,264	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,196,882	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,319,138	—

7. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$57,740	—	—	$985	$58,725	4,104	—	$164

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $767,819,394.

The value of foreign currency risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $2,196,882 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $2,319,138 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $85,931,836 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(180,305) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,697,514,681
Gross tax appreciation of investments	$594,980,546
Gross tax depreciation of investments	(894,754,810)
Net tax appreciation (depreciation) of investments	$(299,774,264)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Mid Cap Value Fund, one fund in a series issued by the corporation, were transferred to Mid Cap Value Fund in exchange for shares of Mid Cap Value Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Mid Cap Value Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Mid Cap Value Fund exchanged its shares for shares of Mid Cap Value Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Mid Cap Value Fund – G Class	131,763,604	Mid Cap Value Fund – G Class	99,974,219

The net assets of NT Mid Cap Value Fund and Mid Cap Value Fund immediately before the reorganization were $1,744,376,569 and $8,436,268,301, respectively. NT Mid Cap Value Fund's unrealized appreciation of $341,168,071 was combined with that of Mid Cap Value Fund. Immediately after the reorganization, the combined net assets were $10,180,644,870.

Assuming the reorganization had been completed on April 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended March 31, 2022 are as follows:

Net investment income (loss)	$168,573,861
Net realized and unrealized gain (loss)	1,061,829,759
Net increase (decrease) in net assets resulting from operations	$1,230,403,620

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Mid Cap Value Fund that have been included in the fund’s Statement of Operations since March 25, 2022.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$17.30	0.17	(2.81)	(2.64)	(0.17)	—	(0.17)	$14.49	(15.32)%	0.97%(4)	0.97%(4)	2.11%(4)	2.11%(4)	38%	$1,964,964
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
2021	$12.35	0.22	6.78	7.00	(0.23)	(0.09)	(0.32)	$19.03	57.22%	0.97%	0.97%	1.43%	1.43%	65%	$2,519,909
2020	$15.19	0.24	(2.85)	(2.61)	(0.23)	—	(0.23)	$12.35	(17.52)%	0.98%	0.99%	1.56%	1.55%	55%	$1,885,286
2019	$17.09	0.23	(0.21)	0.02	(0.21)	(1.71)	(1.92)	$15.19	0.81%	0.96%	1.00%	1.38%	1.34%	53%	$3,514,131
2018	$17.76	0.28	0.71	0.99	(0.27)	(1.39)	(1.66)	$17.09	5.51%	0.96%	1.00%	1.57%	1.53%	47%	$4,223,276
I Class
2022(3)	$17.32	0.19	(2.81)	(2.62)	(0.19)	—	(0.19)	$14.51	(15.21)%	0.77%(4)	0.77%(4)	2.31%(4)	2.31%(4)	38%	$1,487,409
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
2021	$12.36	0.25	6.79	7.04	(0.27)	(0.09)	(0.36)	$19.04	57.50%	0.77%	0.77%	1.63%	1.63%	65%	$1,778,956
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$1,866,460
2019	$17.10	0.26	(0.20)	0.06	(0.24)	(1.71)	(1.95)	$15.21	1.07%	0.76%	0.80%	1.58%	1.54%	53%	$1,535,449
2018	$17.77	0.32	0.71	1.03	(0.31)	(1.39)	(1.70)	$17.10	5.72%	0.76%	0.80%	1.77%	1.73%	47%	$1,793,037

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$17.33	0.20	(2.81)	(2.61)	(0.20)	—	(0.20)	$14.52	(15.14)%	0.62%(4)	0.62%(4)	2.46%(4)	2.46%(4)	38%	$154,245
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
2021	$12.36	0.28	6.79	7.07	(0.29)	(0.09)	(0.38)	$19.05	57.69%	0.62%	0.62%	1.78%	1.78%	65%	$180,923
2020	$15.21	0.32	(2.89)	(2.57)	(0.28)	—	(0.28)	$12.36	(17.22)%	0.63%	0.64%	1.91%	1.90%	55%	$97,541
2019	$17.11	0.31	(0.24)	0.07	(0.26)	(1.71)	(1.97)	$15.21	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$16,061
2018(5)	$17.76	0.32	0.75	1.07	(0.33)	(1.39)	(1.72)	$17.11	5.97%	0.61%(4)	0.65%(4)	1.89%(4)	1.85%(4)	47%(6)	$572
A Class
2022(3)	$17.26	0.15	(2.80)	(2.65)	(0.15)	—	(0.15)	$14.46	(15.40)%	1.22%(4)	1.22%(4)	1.86%(4)	1.86%(4)	38%	$212,122
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
2021	$12.32	0.19	6.76	6.95	(0.19)	(0.09)	(0.28)	$18.99	56.87%	1.22%	1.22%	1.18%	1.18%	65%	$323,669
2020	$15.16	0.20	(2.85)	(2.65)	(0.19)	—	(0.19)	$12.32	(17.76)%	1.23%	1.24%	1.31%	1.30%	55%	$221,284
2019	$17.06	0.18	(0.20)	(0.02)	(0.17)	(1.71)	(1.88)	$15.16	0.57%	1.21%	1.25%	1.13%	1.09%	53%	$358,500
2018	$17.73	0.22	0.73	0.95	(0.23)	(1.39)	(1.62)	$17.06	5.26%	1.21%	1.25%	1.32%	1.28%	47%	$540,108

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$16.98	0.09	(2.75)	(2.66)	(0.09)	—	(0.09)	$14.23	(15.68)%	1.97%(4)	1.97%(4)	1.11%(4)	1.11%(4)	38%	$27,683
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037
2021	$12.17	0.07	6.67	6.74	(0.07)	(0.09)	(0.16)	$18.75	55.65%	1.97%	1.97%	0.43%	0.43%	65%	$51,558
2020	$14.98	0.08	(2.81)	(2.73)	(0.08)	—	(0.08)	$12.17	(18.37)%	1.98%	1.99%	0.56%	0.55%	55%	$58,796
2019	$16.89	0.06	(0.21)	(0.15)	(0.05)	(1.71)	(1.76)	$14.98	(0.23)%	1.96%	2.00%	0.38%	0.34%	53%	$94,910
2018	$17.58	0.10	0.71	0.81	(0.11)	(1.39)	(1.50)	$16.89	4.48%	1.96%	2.00%	0.57%	0.53%	47%	$135,133
R Class
2022(3)	$17.19	0.13	(2.79)	(2.66)	(0.13)	—	(0.13)	$14.40	(15.51)%	1.47%(4)	1.47%(4)	1.61%(4)	1.61%(4)	38%	$86,834
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
2021	$12.28	0.15	6.74	6.89	(0.15)	(0.09)	(0.24)	$18.93	56.48%	1.47%	1.47%	0.93%	0.93%	65%	$97,590
2020	$15.12	0.17	(2.86)	(2.69)	(0.15)	—	(0.15)	$12.28	(18.00)%	1.48%	1.49%	1.06%	1.05%	55%	$67,874
2019	$17.02	0.14	(0.20)	(0.06)	(0.13)	(1.71)	(1.84)	$15.12	0.33%	1.46%	1.50%	0.88%	0.84%	53%	$96,701
2018	$17.69	0.19	0.71	0.90	(0.18)	(1.39)	(1.57)	$17.02	5.02%	1.46%	1.50%	1.07%	1.03%	47%	$120,024

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$17.32	0.19	(2.80)	(2.61)	(0.19)	—	(0.19)	$14.52	(15.16)%	0.77%(4)	0.77%(4)	2.31%(4)	2.31%(4)	38%	$39,859
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
2021	$12.36	0.25	6.80	7.05	(0.27)	(0.09)	(0.36)	$19.05	57.58%	0.77%	0.77%	1.63%	1.63%	65%	$59,132
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$59,766
2019	$17.11	0.28	(0.23)	0.05	(0.24)	(1.71)	(1.95)	$15.21	1.01%	0.76%	0.80%	1.58%	1.54%	53%	$58,526
2018(5)	$17.76	0.29	0.76	1.05	(0.31)	(1.39)	(1.70)	$17.11	5.83%	0.76%(4)	0.80%(4)	1.70%(4)	1.66%(4)	47%(6)	$313
R6 Class
2022(3)	$17.32	0.20	(2.81)	(2.61)	(0.20)	—	(0.20)	$14.51	(15.15)%	0.62%(4)	0.62%(4)	2.46%(4)	2.46%(4)	38%	$3,092,414
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
2021	$12.36	0.28	6.78	7.06	(0.29)	(0.09)	(0.38)	$19.04	57.74%	0.62%	0.62%	1.78%	1.78%	65%	$3,494,909
2020	$15.20	0.31	(2.87)	(2.56)	(0.28)	—	(0.28)	$12.36	(17.23)%	0.63%	0.64%	1.91%	1.90%	55%	$2,068,136
2019	$17.10	0.29	(0.22)	0.07	(0.26)	(1.71)	(1.97)	$15.20	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$1,938,315
2018	$17.77	0.34	0.72	1.06	(0.34)	(1.39)	(1.73)	$17.10	5.88%	0.61%	0.65%	1.92%	1.88%	47%	$1,578,125
G Class
2022(3)	$17.33	0.25	(2.81)	(2.56)	(0.25)	—	(0.25)	$14.52	(14.88)%	0.00%(4)(7)	0.62%(4)	3.08%(4)	2.46%(4)	38%	$1,304,587
2022(8)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%(4)(7)	0.62%(4)	2.11%(4)	1.49%(4)	50%(9)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Ratio was less than 0.005%.
(8)March 15, 2022 (commencement of sale) through March 31, 2022.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

27

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the ten-year period, and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment
28

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The
29

unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 2211

Semiannual Report

September 30, 2022

Small Cap Dividend Fund
Investor Class (AMAEX)
I Class (AMAFX)
A Class (AMAHX)
R Class (AMAJX)
R6 Class (AMAKX)
G Class (AMALX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	90.9%
Preferred Stocks	4.4%
Convertible Preferred Stocks	2.1%
Convertible Bonds	0.6%
Short-Term Investments	2.9%
Other Assets and Liabilities	(0.9)%

Top Five Industries	% of net assets
Banks	25.1%
Equity Real Estate Investment Trusts (REITs)	5.5%
Electronic Equipment, Instruments and Components	5.3%
Machinery	5.0%
Insurance	4.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$847.90	$5.12(2)	1.13%
I Class	$1,000	$848.70	$4.22(2)	0.93%
A Class	$1,000	$847.00	$6.25(2)	1.38%
R Class	$1,000	$846.00	$7.38(2)	1.63%
R6 Class	$1,000	$849.30	$3.54(2)	0.78%
G Class	$1,000	$852.20	$0.18(2)	0.04%
Hypothetical
Investor Class	$1,000	$1,019.40	$5.72	1.13%
I Class	$1,000	$1,020.41	$4.71	0.93%
A Class	$1,000	$1,018.15	$6.98	1.38%
R Class	$1,000	$1,016.90	$8.24	1.63%
R6 Class	$1,000	$1,021.16	$3.95	0.78%
G Class	$1,000	$1,024.87	$0.20	0.04%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the period from April 5, 2022 (fund inception) through September 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 90.9%
Aerospace and Defense — 2.4%
Cadre Holdings, Inc.	599	$14,415
Park Aerospace Corp.	1,938	21,395
		35,810
Banks — 22.7%
F.N.B. Corp.	2,669	30,960
Financial Institutions, Inc.	686	16,512
First Hawaiian, Inc.	90	2,217
First Interstate Bancsystem, Inc., Class A	348	14,042
First Merchants Corp.	144	5,570
HBT Financial, Inc.	1,016	18,440
Home BancShares, Inc.	1,641	36,939
Pacific Premier Bancorp, Inc.	950	29,412
PacWest Bancorp	1,291	29,177
Popular, Inc.	490	35,310
Premier Financial Corp.	371	9,535
Towne Bank	379	10,169
Umpqua Holdings Corp.	1,759	30,061
United Bankshares, Inc.	1,055	37,716
Valley National Bancorp	1,863	20,120
Webster Financial Corp.	392	17,718
		343,898
Building Products — 2.7%
Fortune Brands Home & Security, Inc.	260	13,960
Tecnoglass, Inc.	1,288	27,035
		40,995
Capital Markets — 3.4%
Carlyle Group, Inc.	571	14,755
Patria Investments Ltd., A Shares	1,608	20,984
Sculptor Capital Management, Inc.	1,768	15,629
		51,368
Chemicals — 4.1%
Chase Corp.	185	15,461
Mativ Holdings, Inc.	426	9,406
RPM International, Inc.	194	16,162
Valvoline, Inc.	813	20,601
		61,630
Commercial Services and Supplies — 3.2%
Brink's Co.	622	30,130
Deluxe Corp.	904	15,052
Healthcare Services Group, Inc.	337	4,074
		49,256
Containers and Packaging — 2.7%
Graphic Packaging Holding Co.	1,334	26,333
Sonoco Products Co.	265	15,034
		41,367
6

	Shares/ Principal Amount	Value
Diversified Financial Services — 1.5%
Compass Diversified Holdings	1,276	$23,045
Electric Utilities — 1.1%
ALLETE, Inc.	200	10,010
PNM Resources, Inc.	131	5,991
		16,001
Electronic Equipment, Instruments and Components — 3.2%
Avnet, Inc.	852	30,774
Vishay Intertechnology, Inc.	1,006	17,897
		48,671
Energy Equipment and Services — 1.8%
ChampionX Corp.	1,362	26,654
Equity Real Estate Investment Trusts (REITs) — 5.5%
CareTrust REIT, Inc.	971	17,585
Easterly Government Properties, Inc.	966	15,234
Four Corners Property Trust, Inc.	857	20,731
Highwoods Properties, Inc.	565	15,232
LTC Properties, Inc.	185	6,928
NETSTREIT Corp.	207	3,687
Urstadt Biddle Properties, Inc., Class A	306	4,746
		84,143
Gas Utilities — 0.9%
Northwest Natural Holding Co.	68	2,950
Southwest Gas Holdings, Inc.	154	10,741
		13,691
Health Care Equipment and Supplies — 1.0%
Embecta Corp.	537	15,460
Health Care Providers and Services — 1.7%
National Healthcare Corp.	67	4,244
Patterson Cos., Inc.	908	21,810
		26,054
Household Durables — 1.9%
Leggett & Platt, Inc.	885	29,400
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	604	23,574
Insurance — 4.5%
AMERISAFE, Inc.	254	11,869
Axis Capital Holdings Ltd.	547	26,885
ProAssurance Corp.	347	6,770
RenaissanceRe Holdings Ltd.	164	23,024
		68,548
IT Services — 2.1%
EVERTEC, Inc.	1,021	32,008
Machinery — 5.0%
Hurco Cos., Inc.	210	4,721
IMI PLC	694	8,582
Luxfer Holdings PLC	1,835	26,607
Timken Co.	602	35,542
		75,452
Media — 2.3%
Entravision Communications Corp., Class A	5,141	20,410
7

		Shares/ Principal Amount	Value
John Wiley & Sons, Inc., Class A		402	$15,099
			35,509
Multi-Utilities — 1.0%
NorthWestern Corp.		302	14,883
Oil, Gas and Consumable Fuels — 3.5%
Enviva, Inc.		341	20,480
Hess Midstream LP, Class A		1,275	32,538
			53,018
Professional Services — 0.9%
Public Policy Holding Co., Inc.		8,314	13,324
Semiconductors and Semiconductor Equipment — 2.6%
Kulicke & Soffa Industries, Inc.		722	27,819
MKS Instruments, Inc.		144	11,900
			39,719
Specialty Retail — 1.7%
Penske Automotive Group, Inc.		262	25,789
Textiles, Apparel and Luxury Goods — 3.4%
Ralph Lauren Corp.		265	22,506
Tapestry, Inc.		1,035	29,425
			51,931
Thrifts and Mortgage Finance — 0.6%
Enact Holdings, Inc.		95	2,106
Provident Financial Services, Inc.		373	7,274
			9,380
Trading Companies and Distributors — 1.9%
Applied Industrial Technologies, Inc.		273	28,059
TOTAL COMMON STOCKS (Cost $1,597,819)			1,378,637
PREFERRED STOCKS — 4.4%
Banks — 2.4%
F.N.B. Corp., 7.25%		253	6,580
PacWest Bancorp, 7.75%		662	16,623
Valley National Bancorp, 6.25%		507	12,893
			36,096
Diversified Financial Services — 2.0%
Compass Diversified Holdings, 7.875%		1,215	30,302
TOTAL PREFERRED STOCKS (Cost $67,937)			66,398
CONVERTIBLE PREFERRED STOCKS — 2.1%
Electronic Equipment, Instruments and Components — 2.1%
Coherent Corp., 6.00%, 7/1/23 (Cost $49,563)		198	31,164
CONVERTIBLE BONDS — 0.6%
Building Products — 0.6%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $12,123)	CAD	18,000	8,796
SHORT-TERM INVESTMENTS — 2.9%
Money Market Fund†
State Street Institutional U.S. Government Money Market Fund, Premier Class		526	526
8

	Shares/ Principal Amount	Value
Repurchase Agreements — 2.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $44,948), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $44,194)		$44,183
TOTAL SHORT-TERM INVESTMENTS (Cost $44,709)		44,709
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,772,151)		1,529,704
OTHER ASSETS AND LIABILITIES — (0.9)%		(13,837)
TOTAL NET ASSETS — 100.0%		$1,515,867

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,866	GBP	16,550	Bank of America N.A.	12/30/22	$(638)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,772,151)	$1,529,704
Receivable for investments sold	31
Receivable for capital shares sold	1,639
Dividends and interest receivable	4,192
1,535,566

Liabilities
Payable for investments purchased	17,465
Unrealized depreciation on forward foreign currency exchange contracts	638
Accrued management fees	1,463
Distribution and service fees payable	23
Accrued other expenses	110
19,699

Net Assets	$1,515,867

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,786,618
Distributable earnings	(270,751)
$1,515,867

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,373,907	163,544	$8.40
I Class, $0.01 Par Value	$21,222	2,526	$8.40
A Class, $0.01 Par Value	$21,175	2,521	$8.40
R Class, $0.01 Par Value	$47,044	5,601	$8.40
R6 Class, $0.01 Par Value	$31,204	3,713	$8.40
G Class, $0.01 Par Value	$21,315	2,536	$8.40
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.91 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE PERIOD ENDED SEPTEMBER 30, 2022 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $48)	$23,835
Interest	953
24,788

Expenses:
Management fees	8,155
Distribution and service fees:
A Class	29
R Class	79
Directors' fees and expenses	22
Other expenses	242
8,527
Fees waived - G Class	(86)
8,441

Net investment income (loss)	16,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(32,467)
Forward foreign currency exchange contract transactions	3,826
Foreign currency translation transactions	(72)
(28,713)

Change in net unrealized appreciation (depreciation) on:
Investments	(242,447)
Forward foreign currency exchange contracts	(638)
Translation of assets and liabilities in foreign currencies	(8)
(243,093)

Net realized and unrealized gain (loss)	(271,806)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(255,459)
(1)April 5, 2022 (fund inception) through September 30, 2022.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2022 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,347
Net realized gain (loss)	(28,713)
Change in net unrealized appreciation (depreciation)	(243,093)
Net increase (decrease) in net assets resulting from operations	(255,459)

Distributions to Shareholders
From earnings:
Investor Class	(13,948)
I Class	(233)
A Class	(186)
R Class	(278)
R6 Class	(321)
G Class	(326)
Decrease in net assets from distributions	(15,292)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,786,618

Net increase (decrease) in net assets	1,515,867

Net Assets
End of period	$1,515,867
(1)April 5, 2022 (fund inception) through September 30, 2022.

See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Dividend Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. All classes of the fund commenced sale on April 5, 2022, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

13

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 56% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.03% for the period ended September 30, 2022.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period April 5, 2022 (fund inception) through September 30, 2022 were $2,267,132 and $512,356, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended September 30, 2022(1)
	Shares	Amount
Investor Class/Shares Authorized	20,000,000
Sold	202,908	$1,982,248
Issued in reinvestment of distributions	1,546	13,880
Redeemed	(40,910)	(375,341)
	163,544	1,620,787
I Class/Shares Authorized	20,000,000
Sold	2,500	25,000
Issued in reinvestment of distributions	26	233
	2,526	25,233
A Class/Shares Authorized	20,000,000
Sold	2,500	25,000
Issued in reinvestment of distributions	21	186
	2,521	25,186
R Class/Shares Authorized	20,000,000
Sold	8,230	79,179
Issued in reinvestment of distributions	31	278
Redeemed	(2,660)	(26,064)
	5,601	53,393
R6 Class/Shares Authorized	20,000,000
Sold	3,794	37,365
Issued in reinvestment of distributions	36	321
Redeemed	(117)	(993)
	3,713	36,693
G Class/Shares Authorized	20,000,000
Sold	2,500	25,000
Issued in reinvestment of distributions	36	326
	2,536	25,326
Net increase (decrease)	180,441	$1,786,618
(1)April 5, 2022 (fund inception) through September 30, 2022.
16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,356,731	$21,906	—
Preferred Stocks	66,398	—	—
Convertible Preferred Stocks	—	31,164	—
Convertible Bonds	—	8,796	—
Short-Term Investments	526	44,183	—
	$1,423,655	$106,049	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$638	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,650.

17

The value of foreign currency risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $638 in unrealized depreciation on forward foreign currency exchange contracts. For the period April 5, 2022 (fund inception) through September 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,826 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(638) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,814,560
Gross tax appreciation of investments	$7,020
Gross tax depreciation of investments	(291,876)
Net tax appreciation (depreciation) of investments	$(284,856)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.00	0.10	(1.62)	(1.52)	(0.08)	$8.40	(15.21)%	1.13%(4)	1.13%(4)	2.18%(4)	2.18%(4)	35%	$1,374
I Class
2022(3)	$10.00	0.11	(1.62)	(1.51)	(0.09)	$8.40	(15.13)%	0.93%(4)	0.93%(4)	2.38%(4)	2.38%(4)	35%	$21
A Class
2022(3)	$10.00	0.09	(1.62)	(1.53)	(0.07)	$8.40	(15.30)%	1.38%(4)	1.38%(4)	1.93%(4)	1.93%(4)	35%	$21
R Class
2022(3)	$10.00	0.08	(1.62)	(1.54)	(0.06)	$8.40	(15.40)%	1.63%(4)	1.63%(4)	1.68%(4)	1.68%(4)	35%	$47
R6 Class
2022(3)	$10.00	0.12	(1.62)	(1.50)	(0.10)	$8.40	(15.07)%	0.78%(4)	0.78%(4)	2.53%(4)	2.53%(4)	35%	$31
G Class
2022(3)	$10.00	0.15	(1.62)	(1.47)	(0.13)	$8.40	(14.78)%	0.04%(4)	0.78%(4)	3.27%(4)	2.53%(4)	35%	$21

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 5, 2022 (fund inception) through September 31, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on December 2, 2021, the Fund's Board of Directors (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Small Cap Dividend Fund (the "Fund"). Under Section 15(c) of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund's characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the Fund;
•the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the Fund were anticipated to be below the median of the total expense ratios of the Fund’s expected peer universe.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97904 2211

Semiannual Report

September 30, 2022

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.6)%

Top Five Industries	% of net assets
Banks	25.0%
Electronic Equipment, Instruments and Components	6.5%
Equity Real Estate Investment Trusts (REITs)	5.7%
Machinery	4.8%
Commercial Services and Supplies	4.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$812.80	$4.95	1.09%
I Class	$1,000	$813.10	$4.05	0.89%
Y Class	$1,000	$814.80	$3.37	0.74%
A Class	$1,000	$812.00	$6.09	1.34%
C Class	$1,000	$808.00	$9.47	2.09%
R Class	$1,000	$811.20	$7.22	1.59%
R5 Class	$1,000	$813.30	$4.05	0.89%
R6 Class	$1,000	$814.60	$3.37	0.74%
G Class	$1,000	$817.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.60	$5.52	1.09%
I Class	$1,000	$1,020.61	$4.51	0.89%
Y Class	$1,000	$1,021.36	$3.75	0.74%
A Class	$1,000	$1,018.35	$6.78	1.34%
C Class	$1,000	$1,014.59	$10.56	2.09%
R Class	$1,000	$1,017.10	$8.04	1.59%
R5 Class	$1,000	$1,020.61	$4.51	0.89%
R6 Class	$1,000	$1,021.36	$3.75	0.74%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.1%
RADA Electronic Industries Ltd.(1)	600,000	$5,778,000
Banks — 25.0%
Ameris Bancorp	1,654,037	73,951,995
BankUnited, Inc.	1,935,000	66,118,950
ConnectOne Bancorp, Inc.	1,125,000	25,942,500
F.N.B. Corp.	8,820,000	102,312,000
First BanCorp	8,290,000	113,407,200
First Hawaiian, Inc.	305,000	7,512,150
First Interstate Bancsystem, Inc., Class A	845,000	34,095,750
First Merchants Corp.	505,000	19,533,400
First Mid Bancshares, Inc.	290,000	9,271,300
Home BancShares, Inc.	3,600,000	81,036,000
Independent Bank Corp. (Massachusetts)	130,000	9,688,900
Independent Bank Group, Inc.	920,075	56,483,404
Old National Bancorp.	6,805,000	112,078,350
Origin Bancorp, Inc.	685,000	26,351,950
Pacific Premier Bancorp, Inc.	2,235,000	69,195,600
PacWest Bancorp	765,000	17,289,000
Premier Financial Corp.	710,000	18,247,000
QCR Holdings, Inc.	410,000	20,885,400
SouthState Corp.	1,354,652	107,180,066
Towne Bank	975,000	26,159,250
UMB Financial Corp.	1,195,000	100,726,550
Valley National Bancorp	7,560,000	81,648,000
Veritex Holdings, Inc.	1,925,000	51,185,750
		1,230,300,465
Building Products — 1.5%
DIRTT Environmental Solutions(1)	3,909,691	1,681,167
Hayward Holdings, Inc.(1)(2)	3,015,000	26,743,050
Tecnoglass, Inc.	2,220,000	46,597,800
		75,022,017
Capital Markets — 1.5%
Donnelley Financial Solutions, Inc.(1)(3)	1,517,742	56,110,922
Patria Investments Ltd., A Shares	1,125,000	14,681,250
		70,792,172
Chemicals — 1.5%
Element Solutions, Inc.	1,705,000	27,740,350
Minerals Technologies, Inc.	970,000	47,927,700
		75,668,050
Commercial Services and Supplies — 4.5%
Brink's Co.	1,865,000	90,340,600
CECO Environmental Corp.(1)	1,350,191	11,949,190
Charah Solutions, Inc.(1)(2)(3)	1,925,932	3,524,456
Deluxe Corp.(3)	2,280,000	37,962,000
KAR Auction Services, Inc.(1)	2,930,000	32,728,100
Loomis AB	1,510,000	37,216,827
6

	Shares	Value
UniFirst Corp.	51,910	$8,732,819
		222,453,992
Construction and Engineering — 0.8%
Dycom Industries, Inc.(1)	410,000	39,167,300
Containers and Packaging — 2.6%
Graphic Packaging Holding Co.	4,365,000	86,165,100
Pactiv Evergreen, Inc.	4,735,000	41,336,550
		127,501,650
Diversified Financial Services — 2.5%
A-Mark Precious Metals, Inc.(3)	1,270,000	36,055,300
Compass Diversified Holdings(2)(3)	4,681,204	84,542,544
		120,597,844
Electric Utilities — 0.8%
ALLETE, Inc.	375,000	18,768,750
PNM Resources, Inc.	460,000	21,035,800
		39,804,550
Electronic Equipment, Instruments and Components — 6.5%
Advanced Energy Industries, Inc.	250,000	19,352,500
Avnet, Inc.	2,550,000	92,106,000
Belden, Inc.	1,020,000	61,220,400
Coherent Corp.(1)	3,115,000	108,557,750
Vontier Corp.	2,205,000	36,845,550
		318,082,200
Energy Equipment and Services — 1.6%
ChampionX Corp.	3,960,000	77,497,200
NCS Multistage Holdings, Inc.(1)	54,233	1,179,568
		78,676,768
Equity Real Estate Investment Trusts (REITs) — 5.7%
CareTrust REIT, Inc.	1,885,000	34,137,350
Cousins Properties, Inc.	660,000	15,411,000
Easterly Government Properties, Inc.	1,095,000	17,268,150
Four Corners Property Trust, Inc.	1,750,000	42,332,500
Getty Realty Corp.	800,000	21,512,000
Highwoods Properties, Inc.	680,000	18,332,800
Kite Realty Group Trust	2,195,000	37,797,900
National Health Investors, Inc.	605,000	34,200,650
NETSTREIT Corp.(2)	693,007	12,342,455
Physicians Realty Trust	1,015,000	15,265,600
Sabra Health Care REIT, Inc.	1,050,000	13,776,000
Summit Hotel Properties, Inc.	2,775,000	18,648,000
		281,024,405
Gas Utilities — 0.9%
Northwest Natural Holding Co.	235,000	10,194,300
Southwest Gas Holdings, Inc.	495,000	34,526,250
		44,720,550
Health Care Equipment and Supplies — 2.0%
Embecta Corp.	1,240,000	35,699,600
Enovis Corp.(1)	1,155,000	53,210,850
Zimvie, Inc.(1)	775,117	7,650,405
		96,560,855
Health Care Providers and Services — 1.6%
AMN Healthcare Services, Inc.(1)	205,000	21,721,800
7

	Shares	Value
National Healthcare Corp.	46,392	$2,938,469
Patterson Cos., Inc.	2,200,000	52,844,000
		77,504,269
Hotels, Restaurants and Leisure — 2.4%
Accel Entertainment, Inc.(1)	3,995,000	31,200,950
Boyd Gaming Corp.	435,000	20,727,750
Dave & Buster's Entertainment, Inc.(1)	1,205,000	37,391,150
Penn Entertainment, Inc.(1)	725,000	19,944,750
Red Robin Gourmet Burgers, Inc.(1)(2)(3)	1,533,309	10,319,169
		119,583,769
Household Durables — 2.5%
Mohawk Industries, Inc.(1)	310,000	28,268,900
Skyline Champion Corp.(1)	1,645,000	86,971,150
Vizio Holding Corp., Class A(1)(2)	1,075,000	9,395,500
		124,635,550
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	1,950,000	76,108,500
Insurance — 2.1%
Axis Capital Holdings Ltd.	1,650,000	81,097,500
ProAssurance Corp.	1,137,712	22,196,761
		103,294,261
IT Services — 2.9%
Euronet Worldwide, Inc.(1)	315,000	23,864,400
EVERTEC, Inc.	3,323,561	104,193,637
IBEX Holdings Ltd.(1)	820,000	15,227,400
		143,285,437
Leisure Products — 2.9%
Brunswick Corp.	1,335,000	87,375,750
Malibu Boats, Inc., Class A(1)	1,005,000	48,229,950
Solo Brands, Inc., Class A(1)(2)	2,335,000	8,873,000
		144,478,700
Machinery — 4.8%
Esab Corp.	850,000	28,356,000
Gates Industrial Corp. PLC(1)	5,685,000	55,485,600
Graham Corp.(3)	730,505	6,421,139
Hillman Solutions Corp.(1)	2,098,230	15,820,654
Luxfer Holdings PLC	750,000	10,875,000
Timken Co.	1,968,443	116,216,875
		233,175,268
Media — 0.7%
Entravision Communications Corp., Class A(3)	7,736,758	30,714,929
Townsquare Media, Inc., Class A(1)	716,904	5,204,723
		35,919,652
Oil, Gas and Consumable Fuels — 1.0%
Earthstone Energy, Inc., Class A(1)(2)	940,000	11,580,800
Enviva, Inc.(2)	610,000	36,636,600
		48,217,400
Personal Products — 1.9%
Edgewell Personal Care Co.	2,500,000	93,500,000
Professional Services — 2.2%
Barrett Business Services, Inc.(3)	370,000	28,860,000
Korn Ferry	1,640,000	76,998,000
		105,858,000
8

	Shares	Value
Semiconductors and Semiconductor Equipment — 2.7%
Cohu, Inc.(1)	1,695,374	$43,706,742
Kulicke & Soffa Industries, Inc.	2,355,000	90,738,150
		134,444,892
Software — 2.6%
Digital Turbine, Inc.(1)	1,230,000	17,724,300
Teradata Corp.(1)	3,485,000	108,244,100
		125,968,400
Specialty Retail — 4.0%
MarineMax, Inc.(1)(3)	1,505,000	44,833,950
OneWater Marine, Inc., Class A(1)(3)	1,385,000	41,702,350
Penske Automotive Group, Inc.	855,000	84,157,650
RH(1)	110,000	27,067,700
		197,761,650
Textiles, Apparel and Luxury Goods — 1.9%
Tapestry, Inc.	3,270,000	92,966,100
Thrifts and Mortgage Finance — 0.6%
Enact Holdings, Inc.(2)	321,624	7,130,404
Provident Financial Services, Inc.	1,220,000	23,790,000
		30,920,404
Trading Companies and Distributors — 3.3%
Beacon Roofing Supply, Inc.(1)	1,410,000	77,155,200
DXP Enterprises, Inc.(1)	895,000	21,193,600
GMS, Inc.(1)	1,406,667	56,280,746
Karat Packaging, Inc.(1)	373,624	5,974,248
		160,603,794
TOTAL COMMON STOCKS (Cost $5,098,609,072)		4,874,376,864
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	84,073	84,073
State Street Navigator Securities Lending Government Money Market Portfolio(4)	28,849,398	28,849,398
		28,933,471
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $7,149,898), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $7,030,039)	7,028,364	7,028,364
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $35,864,246), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $35,169,644)	35,161,000	35,161,000
		42,189,364
TOTAL SHORT-TERM INVESTMENTS (Cost $71,122,835)		71,122,835
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $5,169,731,907)		4,945,499,699
OTHER ASSETS AND LIABILITIES — (0.6)%		(29,676,176)
TOTAL NET ASSETS — 100.0%		$4,915,823,523

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	9,754,600	USD	873,108	UBS AG	12/30/22	$11,089
USD	31,775,694	SEK	358,096,500	UBS AG	12/30/22	(683,643)
						$(672,554)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,997,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,850,242, which includes securities collateral of $1,000,844.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $4,765,945,882) — including $22,102,012 of securities on loan	$4,535,603,542
Investment securities - affiliated, at value (cost of $374,936,627) — including $6,895,328 of securities on loan	381,046,759
Investment made with cash collateral received for securities on loan, at value (cost of $28,849,398)	28,849,398
Total investment securities, at value (cost of $5,169,731,907)	4,945,499,699
Receivable for investments sold	3,572,339
Receivable for capital shares sold	5,349,794
Unrealized appreciation on forward foreign currency exchange contracts	11,089
Dividends and interest receivable	6,260,524
Securities lending receivable	13,574
4,960,707,019

Liabilities
Payable for collateral received for securities on loan	28,849,398
Payable for investments purchased	8,892,371
Payable for capital shares redeemed	2,785,073
Unrealized depreciation on forward foreign currency exchange contracts	683,643
Accrued management fees	3,619,339
Distribution and service fees payable	40,255
Accrued other expenses	13,417
44,883,496

Net Assets	$4,915,823,523

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,154,176,749
Distributable earnings	(238,353,226)
$4,915,823,523

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$846,136,647	100,480,852	$8.42
I Class, $0.01 Par Value	$1,857,710,904	217,919,026	$8.52
Y Class, $0.01 Par Value	$69,075,072	8,089,024	$8.54
A Class, $0.01 Par Value	$85,811,153	10,339,336	$8.30
C Class, $0.01 Par Value	$20,261,821	2,643,668	$7.66
R Class, $0.01 Par Value	$6,228,897	757,081	$8.23
R5 Class, $0.01 Par Value	$12,165,049	1,425,645	$8.53
R6 Class, $0.01 Par Value	$1,748,749,850	205,095,350	$8.53
G Class, $0.01 Par Value	$269,684,130	31,550,467	$8.55
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.81 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $6,970,564 from affiliates and net of foreign taxes withheld of $393,218)	$49,947,009
Interest	495,110
Securities lending, net	175,398
50,617,517

Expenses:
Management fees	24,387,026
Distribution and service fees:
A Class	127,730
C Class	119,735
R Class	17,461
Directors' fees and expenses	88,943
Other expenses	19,088
24,759,983
Fees waived - G Class	(1,162,702)
23,597,281

Net investment income (loss)	27,020,236

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(107,864,807) from affiliates)	(59,876,449)
Forward foreign currency exchange contract transactions	6,459,659
Foreign currency translation transactions	9,805
(53,406,985)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(109,584,628) from affiliates)	(1,101,192,488)
Forward foreign currency exchange contracts	(462,188)
(1,101,654,676)

Net realized and unrealized gain (loss)	(1,155,061,661)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,128,041,425)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$27,020,236	$35,057,458
Net realized gain (loss)	(53,406,985)	427,967,295
Change in net unrealized appreciation (depreciation)	(1,101,654,676)	(263,795,043)
Net increase (decrease) in net assets resulting from operations	(1,128,041,425)	199,229,710

Distributions to Shareholders
From earnings:
Investor Class	(3,709,356)	(85,394,553)
I Class	(9,967,801)	(200,774,759)
Y Class	(458,964)	(6,566,926)
A Class	(256,164)	(8,624,080)
C Class	—	(1,964,123)
R Class	(9,913)	(504,032)
R5 Class	(63,538)	(1,031,885)
R6 Class	(10,115,972)	(116,741,559)
G Class	(2,711,954)	(33,912,858)
Decrease in net assets from distributions	(27,293,662)	(455,514,775)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(118,979,504)	1,943,415,925

Net increase (decrease) in net assets	(1,274,314,591)	1,687,130,860

Net Assets
Beginning of period	6,190,138,114	4,503,007,254
End of period	$4,915,823,523	$6,190,138,114

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$28,849,398	—	—	—	$28,849,398
Gross amount of recognized liabilities for securities lending transactions					$28,849,398
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.08%
I Class	0.80% to 1.05%	0.88%
Y Class	0.65% to 0.90%	0.73%
A Class	1.00% to 1.25%	1.08%
C Class	1.00% to 1.25%	1.08%
R Class	1.00% to 1.25%	1.08%
R5 Class	0.80% to 1.05%	0.88%
R6 Class	0.65% to 0.90%	0.73%
G Class	0.65% to 0.90%	0.00%(1)
(1)Effective annual management fee before waiver was 0.73%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $1,324,192,349 and $1,375,993,893, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	8,385,484	$81,886,705	47,898,248	$535,098,036
Issued in reinvestment of distributions	399,340	3,618,341	7,868,332	83,518,740
Redeemed	(14,845,247)	(143,137,325)	(38,471,805)	(427,162,341)
	(6,060,423)	(57,632,279)	17,294,775	191,454,435
I Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	28,525,256	280,693,741	155,758,028	1,745,410,740
Issued in reinvestment of distributions	948,592	8,699,319	16,588,074	178,302,193
Redeemed	(67,209,294)	(669,266,949)	(105,364,131)	(1,175,678,794)
	(37,735,446)	(379,873,889)	66,981,971	748,034,139
Y Class/Shares Authorized	60,000,000		60,000,000
Sold	832,971	8,266,412	6,199,280	68,661,686
Issued in reinvestment of distributions	26,446	243,017	434,498	4,680,071
Redeemed	(2,875,800)	(27,887,418)	(2,671,253)	(29,656,559)
	(2,016,383)	(19,377,989)	3,962,525	43,685,198
A Class/Shares Authorized	80,000,000		80,000,000
Sold	966,792	9,225,147	4,942,951	54,328,984
Issued in reinvestment of distributions	26,535	236,990	774,979	8,107,973
Redeemed	(1,742,612)	(16,579,449)	(3,545,343)	(38,455,376)
	(749,285)	(7,117,312)	2,172,587	23,981,581
C Class/Shares Authorized	25,000,000		25,000,000
Sold	117,191	1,025,554	1,325,224	13,600,276
Issued in reinvestment of distributions	—	—	171,921	1,662,626
Redeemed	(251,035)	(2,181,730)	(279,450)	(2,797,652)
	(133,844)	(1,156,176)	1,217,695	12,465,250
R Class/Shares Authorized	20,000,000		20,000,000
Sold	100,245	942,323	414,495	4,529,516
Issued in reinvestment of distributions	1,119	9,913	48,597	504,032
Redeemed	(64,095)	(601,276)	(229,674)	(2,479,922)
	37,269	350,960	233,418	2,553,626
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	466,646	4,560,834	1,088,366	12,203,841
Issued in reinvestment of distributions	6,921	63,538	95,911	1,031,885
Redeemed	(437,928)	(4,356,144)	(702,177)	(7,852,962)
	35,639	268,228	482,100	5,382,764
R6 Class/Shares Authorized	900,000,000		900,000,000
Sold	54,187,378	532,133,988	105,191,783	1,180,480,567
Issued in reinvestment of distributions	1,070,262	9,815,628	10,500,337	112,884,267
Redeemed	(19,132,249)	(186,220,274)	(33,550,767)	(376,237,451)
	36,125,391	355,729,342	82,141,353	917,127,383
G Class/Shares Authorized	300,000,000		300,000,000
Sold	556,752	5,398,815	11,418,982	129,340,781
Issued in reinvestment of distributions	294,921	2,711,954	3,142,112	33,912,858
Redeemed	(1,819,541)	(18,281,158)	(15,077,068)	(164,522,090)
	(967,868)	(10,170,389)	(515,974)	(1,268,451)
Net increase (decrease)	(11,464,950)	$(118,979,504)	173,970,450	$1,943,415,925

18

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.	$34,179	$14,600	$2,143	$(10,581)	$36,055	1,270	$402	$1,270
Avaya Holdings Corp.(1)	62,279	532	113,431	50,620	—	—	(107,606)	—
Barrett Business Services, Inc.	31,702	—	2,862	20	28,860	370	242	234
CECO Environmental Corp.(1)(3)	9,663	—	3,279	5,565	(3)	(3)	680	—
Charah Solutions, Inc. (1)(2)	9,610	—	—	(6,086)	3,524	1,926	—	—
Compass Diversified Holdings(2)	116,958	1,414	8,575	(25,254)	84,543	4,681	(1,235)	2,349
Deluxe Corp.	69,178	995	2,218	(29,993)	37,962	2,280	(801)	1,356
Donnelley Financial Solutions, Inc.(1)	59,853	—	5,911	2,169	56,111	1,518	4,946	—
DXP Enterprises, Inc.(1)(3)	31,921	3,307	11,383	(2,651)	(3)	(3)	1,507	—
Edgewell Personal Care Co.(3)	96,182	7,853	13,398	2,863	(3)	(3)	(49)	755
Entravision Communications Corp., Class A	50,343	—	810	(18,818)	30,715	7,737	(145)	387
EVERTEC, Inc.(3)	121,279	26,574	17,995	(25,664)	(3)	(3)	(3,035)	297
Graham Corp.	5,632	—	—	789	6,421	731	—	—
Malibu Boats, Inc., Class A(1)(3)	59,489	6,832	10,397	(7,694)	(3)	(3)	(1,812)	—
MarineMax, Inc.(1)	63,120	2,302	6,000	(14,588)	44,834	1,505	(1,007)	—
OneWater Marine, Inc., Class A(1)	48,067	784	1,520	(5,628)	41,703	1,385	(489)	—
Red Robin Gourmet Burgers, Inc.(1)(2)	25,852	—	—	(15,533)	10,319	1,533	—	—
Tecnoglass, Inc.(3)	55,873	4,885	5,039	(9,121)	(3)	(3)	537	323
	$951,180	$70,078	$204,961	$(109,585)	$381,047	24,936	$(107,865)	$6,971
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan.
(3)Company was not an affiliate at September 30, 2022.

19

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,837,160,037	$37,216,827	—
Short-Term Investments	28,933,471	42,189,364	—
	$4,866,093,508	$79,406,191	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$11,089	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$683,643	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $45,176,479.

20

The value of foreign currency risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $11,089 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $683,643 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $6,459,659 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(462,188) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,296,796,256
Gross tax appreciation of investments	$369,403,211
Gross tax depreciation of investments	(720,699,768)
Net tax appreciation (depreciation) of investments	$(351,296,557)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.40	0.03	(1.97)	(1.94)	(0.04)	—	(0.04)	$8.42	(18.72)%	1.09%(4)	1.09%(4)	0.70%(4)	0.70%(4)	24%	$846,137
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
2021	$5.20	0.03	5.55	5.58	(0.04)	—	(0.04)	$10.74	107.63%	1.19%	1.19%	0.46%	0.46%	72%	$958,579
2020	$7.05	0.05	(1.71)	(1.66)	(0.04)	(0.15)	(0.19)	$5.20	(24.44)%	1.25%	1.25%	0.71%	0.71%	71%	$439,030
2019	$8.64	0.06	(0.44)	(0.38)	(0.05)	(1.16)	(1.21)	$7.05	(3.15)%	1.25%	1.25%	0.68%	0.68%	90%	$594,650
2018	$9.39	0.04	0.47	0.51	(0.03)	(1.23)	(1.26)	$8.64	5.41%	1.26%	1.26%	0.42%	0.42%	90%	$687,877
I Class
2022(3)	$10.53	0.04	(2.00)	(1.96)	(0.05)	—	(0.05)	$8.52	(18.69)%	0.89%(4)	0.89%(4)	0.90%(4)	0.90%(4)	24%	$1,857,711
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
2021	$5.26	0.05	5.61	5.66	(0.06)	—	(0.06)	$10.86	108.04%	0.99%	0.99%	0.66%	0.66%	72%	$2,049,527
2020	$7.13	0.07	(1.74)	(1.67)	(0.05)	(0.15)	(0.20)	$5.26	(24.30)%	1.05%	1.05%	0.91%	0.91%	71%	$407,147
2019	$8.72	0.07	(0.44)	(0.37)	(0.06)	(1.16)	(1.22)	$7.13	(2.95)%	1.05%	1.05%	0.88%	0.88%	90%	$352,298
2018	$9.47	0.06	0.46	0.52	(0.04)	(1.23)	(1.27)	$8.72	5.57%	1.06%	1.06%	0.62%	0.62%	90%	$411,986

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.54	0.05	(2.00)	(1.95)	(0.05)	—	(0.05)	$8.54	(18.52)%	0.74%(4)	0.74%(4)	1.05%(4)	1.05%(4)	24%	$69,075
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
2021	$5.27	0.06	5.62	5.68	(0.07)	—	(0.07)	$10.88	108.41%	0.84%	0.84%	0.81%	0.81%	72%	$66,827
2020	$7.14	0.09	(1.75)	(1.66)	(0.06)	(0.15)	(0.21)	$5.27	(24.15)%	0.90%	0.90%	1.06%	1.06%	71%	$24,079
2019	$8.73	0.10	(0.45)	(0.35)	(0.08)	(1.16)	(1.24)	$7.14	(2.80)%	0.90%	0.90%	1.03%	1.03%	90%	$3,320
2018(5)	$9.32	0.08	0.61	0.69	(0.05)	(1.23)	(1.28)	$8.73	7.43%	0.91%(4)	0.91%(4)	0.95%(4)	0.95%(4)	90%(6)	$131
A Class
2022(3)	$10.25	0.02	(1.95)	(1.93)	(0.02)	—	(0.02)	$8.30	(18.80)%	1.34%(4)	1.34%(4)	0.45%(4)	0.45%(4)	24%	$85,811
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
2021	$5.13	0.02	5.47	5.49	(0.02)	—	(0.02)	$10.60	107.16%	1.44%	1.44%	0.21%	0.21%	72%	$94,533
2020	$6.96	0.03	(1.69)	(1.66)	(0.02)	(0.15)	(0.17)	$5.13	(24.66)%	1.50%	1.50%	0.46%	0.46%	71%	$48,260
2019	$8.54	0.03	(0.42)	(0.39)	(0.03)	(1.16)	(1.19)	$6.96	(3.32)%	1.50%	1.50%	0.43%	0.43%	90%	$82,755
2018	$9.31	0.01	0.46	0.47	(0.01)	(1.23)	(1.24)	$8.54	5.02%	1.51%	1.51%	0.17%	0.17%	90%	$116,763

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$9.48	(0.01)	(1.81)	(1.82)	—	—	—	$7.66	(19.20)%	2.09%(4)	2.09%(4)	(0.30)%(4)	(0.30)%(4)	24%	$20,262
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317
2021	$4.82	(0.04)	5.12	5.08	—	—	—	$9.90	105.39%	2.19%	2.19%	(0.54)%	(0.54)%	72%	$15,448
2020	$6.57	(0.02)	(1.58)	(1.60)	—	(0.15)	(0.15)	$4.82	(25.11)%	2.25%	2.25%	(0.29)%	(0.29)%	71%	$2,556
2019	$8.18	(0.02)	(0.43)	(0.45)	—	(1.16)	(1.16)	$6.57	(4.19)%	2.25%	2.25%	(0.32)%	(0.32)%	90%	$2,536
2018	$9.01	(0.05)	0.45	0.40	—	(1.23)	(1.23)	$8.18	4.41%	2.26%	2.26%	(0.58)%	(0.58)%	90%	$2,688
R Class
2022(3)	$10.16	0.01	(1.93)	(1.92)	(0.01)	—	(0.01)	$8.23	(18.88)%	1.59%(4)	1.59%(4)	0.20%(4)	0.20%(4)	24%	$6,229
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
2021	$5.10	—(7)	5.43	5.43	—(7)	—	—(7)	$10.53	106.61%	1.69%	1.69%	(0.04)%	(0.04)%	72%	$5,120
2020	$6.92	0.01	(1.68)	(1.67)	—(7)	(0.15)	(0.15)	$5.10	(24.80)%	1.75%	1.75%	0.21%	0.21%	71%	$2,299
2019	$8.50	0.02	(0.43)	(0.41)	(0.01)	(1.16)	(1.17)	$6.92	(3.58)%	1.75%	1.75%	0.18%	0.18%	90%	$3,437
2018	$9.28	(0.01)	0.46	0.45	—	(1.23)	(1.23)	$8.50	4.82%	1.76%	1.76%	(0.08)%	(0.08)%	90%	$3,284

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.54	0.04	(2.00)	(1.96)	(0.05)	—	(0.05)	$8.53	(18.67)%	0.89%(4)	0.89%(4)	0.90%(4)	0.90%(4)	24%	$12,165
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
2021	$5.26	0.05	5.62	5.67	(0.06)	—	(0.06)	$10.87	108.23%	0.99%	0.99%	0.66%	0.66%	72%	$9,870
2020	$7.14	0.06	(1.74)	(1.68)	(0.05)	(0.15)	(0.20)	$5.26	(24.41)%	1.05%	1.05%	0.91%	0.91%	71%	$3,373
2019	$8.73	0.11	(0.48)	(0.37)	(0.06)	(1.16)	(1.22)	$7.14	(2.92)%	1.05%	1.05%	0.88%	0.88%	90%	$491
2018(5)	$9.32	0.06	0.62	0.68	(0.04)	(1.23)	(1.27)	$8.73	7.32%	1.06%(4)	1.06%(4)	0.65%(4)	0.65%(4)	90%(6)	$5
R6 Class
2022(3)	$10.53	0.05	(2.00)	(1.95)	(0.05)	—	(0.05)	$8.53	(18.54)%	0.74%(4)	0.74%(4)	1.05%(4)	1.05%(4)	24%	$1,748,750
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
2021	$5.26	0.06	5.61	5.67	(0.07)	—	(0.07)	$10.86	108.42%	0.84%	0.84%	0.81%	0.81%	72%	$943,344
2020	$7.13	0.08	(1.74)	(1.66)	(0.06)	(0.15)	(0.21)	$5.26	(24.19)%	0.90%	0.90%	1.06%	1.06%	71%	$290,444
2019	$8.72	0.09	(0.44)	(0.35)	(0.08)	(1.16)	(1.24)	$7.13	(2.80)%	0.90%	0.90%	1.03%	1.03%	90%	$316,502
2018	$9.47	0.07	0.47	0.54	(0.06)	(1.23)	(1.29)	$8.72	5.73%	0.91%	0.91%	0.77%	0.77%	90%	$278,351
G Class
2022(3)	$10.55	0.09	(2.00)	(1.91)	(0.09)	—	(0.09)	$8.55	(18.28)%	0.01%(4)	0.74%(4)	1.78%(4)	1.05%(4)	24%	$269,684
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%(8)	0.74%	1.44%	0.70%	43%	$343,209
2021	$5.29	0.12	5.63	5.75	(0.15)	—	(0.15)	$10.89	110.06%	0.00%(8)	0.84%	1.65%	0.81%	72%	$359,758
2020	$7.25	0.15	(1.85)	(1.70)	(0.11)	(0.15)	(0.26)	$5.29	(24.58)%	0.00%(8)	0.90%	1.96%	1.06%	71%	$139,749

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.
(8)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

27

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
28

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid
29

by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 2211

Semiannual Report

September 30, 2022

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Short-Term Investments	2.9%
Other Assets and Liabilities	(0.8)%

Top Five Industries	% of net assets
Banks	11.4%
Pharmaceuticals	9.2%
Oil, Gas and Consumable Fuels	7.5%
Health Care Equipment and Supplies	5.2%
Capital Markets	4.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$845.00	$4.81	1.04%
I Class	$1,000	$846.20	$3.89	0.84%
Y Class	$1,000	$846.80	$3.19	0.69%
A Class	$1,000	$843.80	$5.96	1.29%
C Class	$1,000	$840.40	$9.41	2.04%
R Class	$1,000	$842.70	$7.11	1.54%
R5 Class	$1,000	$846.20	$3.89	0.84%
R6 Class	$1,000	$846.80	$3.19	0.69%
Hypothetical
Investor Class	$1,000	$1,019.85	$5.27	1.04%
I Class	$1,000	$1,020.86	$4.26	0.84%
Y Class	$1,000	$1,021.61	$3.50	0.69%
A Class	$1,000	$1,018.60	$6.53	1.29%
C Class	$1,000	$1,014.84	$10.30	2.04%
R Class	$1,000	$1,017.35	$7.79	1.54%
R5 Class	$1,000	$1,020.86	$4.26	0.84%
R6 Class	$1,000	$1,021.61	$3.50	0.69%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 1.9%
BAE Systems PLC	924,216	$8,120,550
Raytheon Technologies Corp.	258,500	21,160,810
Thales SA	71,975	7,931,208
		37,212,568
Airlines — 0.7%
Southwest Airlines Co.(1)	464,660	14,330,114
Auto Components — 1.4%
BorgWarner, Inc.	625,832	19,651,125
Cie Generale des Etablissements Michelin SCA	302,800	6,784,445
		26,435,570
Automobiles — 0.8%
General Motors Co.	502,144	16,113,801
Banks — 11.4%
Bank of America Corp.	1,303,740	39,372,948
Comerica, Inc.	125,097	8,894,397
JPMorgan Chase & Co.	528,821	55,261,795
Prosperity Bancshares, Inc.	132,886	8,860,838
Truist Financial Corp.	476,105	20,729,612
U.S. Bancorp	1,250,047	50,401,895
Wells Fargo & Co.	922,888	37,118,555
		220,640,040
Capital Markets — 4.6%
Bank of New York Mellon Corp.	867,210	33,404,929
BlackRock, Inc.	17,950	9,877,526
Invesco Ltd.	1,012,386	13,869,688
Northern Trust Corp.	172,932	14,796,062
State Street Corp.	270,040	16,421,133
		88,369,338
Chemicals — 0.5%
Akzo Nobel NV	169,050	9,580,055
Communications Equipment — 3.5%
Cisco Systems, Inc.	1,329,694	53,187,760
F5, Inc.(1)	100,487	14,543,483
		67,731,243
Containers and Packaging — 0.6%
Packaging Corp. of America	105,840	11,884,774
Diversified Financial Services — 4.3%
Berkshire Hathaway, Inc., Class A(1)	129	52,434,630
Berkshire Hathaway, Inc., Class B(1)	113,485	30,302,765
		82,737,395
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	2,227,386	34,168,101
Verizon Communications, Inc.	1,140,122	43,290,433
		77,458,534
Electric Utilities — 1.4%
Duke Energy Corp.	31,480	2,928,270
6

	Shares	Value
Edison International	258,270	$14,612,916
Pinnacle West Capital Corp.	150,810	9,728,753
		27,269,939
Electrical Equipment — 2.2%
Emerson Electric Co.	219,573	16,077,135
nVent Electric PLC	489,168	15,462,600
Signify NV	388,660	10,003,087
		41,542,822
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.(2)	663,400	7,211,908
Energy Equipment and Services — 2.4%
Baker Hughes Co.	1,041,578	21,831,475
Halliburton Co.	407,878	10,041,956
Schlumberger NV	404,326	14,515,304
		46,388,735
Entertainment — 1.3%
Walt Disney Co.(1)	260,030	24,528,630
Equity Real Estate Investment Trusts (REITs) — 2.8%
Agree Realty Corp.	112,130	7,577,745
Equinix, Inc.	16,510	9,391,548
Healthpeak Properties, Inc.	618,220	14,169,603
Realty Income Corp.	168,470	9,804,954
Regency Centers Corp.	230,670	12,421,580
		53,365,430
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	1,009,375	25,710,222
Food Products — 3.6%
Conagra Brands, Inc.	753,658	24,591,861
Danone SA	341,010	16,124,759
JDE Peet's NV	187,558	5,483,838
Mondelez International, Inc., Class A	291,651	15,991,224
Orkla ASA	1,028,420	7,475,900
		69,667,582
Gas Utilities — 0.5%
Atmos Energy Corp.	100,544	10,240,406
Health Care Equipment and Supplies — 5.2%
Medtronic PLC	687,020	55,476,865
Zimmer Biomet Holdings, Inc.	434,167	45,392,160
		100,869,025
Health Care Providers and Services — 4.5%
AmerisourceBergen Corp.	36,254	4,906,254
Cardinal Health, Inc.	385,745	25,721,477
CVS Health Corp.	260,930	24,884,894
McKesson Corp.	19,860	6,749,818
Quest Diagnostics, Inc.	69,680	8,549,039
Universal Health Services, Inc., Class B	182,290	16,074,332
		86,885,814
Hotels, Restaurants and Leisure — 0.8%
Sodexo SA	201,990	15,169,514
Household Products — 1.2%
Henkel AG & Co. KGaA(2)	139,880	7,927,447
Kimberly-Clark Corp.	83,880	9,439,855
7

	Shares	Value
Procter & Gamble Co.	51,449	$6,495,436
		23,862,738
Industrial Conglomerates — 3.4%
General Electric Co.	720,198	44,587,458
Siemens AG	214,880	21,002,983
		65,590,441
Insurance — 2.0%
Allstate Corp.	129,390	16,112,936
Chubb Ltd.	67,343	12,248,345
Reinsurance Group of America, Inc.	79,906	10,052,974
		38,414,255
Leisure Products — 0.5%
Mattel, Inc.(1)	513,400	9,723,796
Machinery — 1.1%
IMI PLC	974,146	12,046,377
Oshkosh Corp.	123,760	8,699,090
		20,745,467
Metals and Mining — 0.7%
BHP Group Ltd.	516,775	12,846,052
Multi-Utilities — 0.4%
Engie SA	711,620	8,190,668
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	158,890	21,624,929
Oil, Gas and Consumable Fuels — 7.5%
Chevron Corp.	204,014	29,310,691
ConocoPhillips	173,463	17,752,203
Devon Energy Corp.	209,720	12,610,464
EQT Corp.	170,821	6,960,956
Exxon Mobil Corp.	499,250	43,589,517
Shell PLC	745,055	18,483,272
TotalEnergies SE	350,554	16,446,082
		145,153,185
Paper and Forest Products — 0.7%
Mondi PLC	893,555	13,727,173
Personal Products — 1.2%
Unilever PLC	517,080	22,759,962
Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	289,590	20,586,953
Johnson & Johnson	361,682	59,084,372
Merck & Co., Inc.	372,882	32,112,598
Pfizer, Inc.	732,003	32,032,451
Roche Holding AG	47,420	15,436,755
Sanofi	99,020	7,540,024
Teva Pharmaceutical Industries Ltd., ADR(1)	1,286,397	10,381,224
		177,174,377
Road and Rail — 1.1%
Heartland Express, Inc.	1,459,861	20,890,611
Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp.	1,101,712	28,391,118
QUALCOMM, Inc.	130,484	14,742,083
		43,133,201
8

	Shares	Value
Software — 1.7%
Open Text Corp.	461,590	$12,204,439
Oracle Corp. (New York)	321,869	19,656,540
		31,860,979
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	128,046	20,018,712
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	323,475	8,060,997
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	140,390	11,923,322
Tapestry, Inc.	478,032	13,590,450
		25,513,772
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	277,899	20,233,826
TOTAL COMMON STOCKS (Cost $1,614,679,121)		1,890,868,600
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	94,591	94,591
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,826,278	8,826,278
		8,920,869
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $8,087,710), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $7,952,130)		7,950,235
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $40,572,575), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $39,786,779)		39,777,000
		47,727,235
TOTAL SHORT-TERM INVESTMENTS (Cost $56,648,104)		56,648,104
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,671,327,225)		1,947,516,704
OTHER ASSETS AND LIABILITIES — (0.8)%		(14,880,785)
TOTAL NET ASSETS — 100.0%		$1,932,635,919

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	682,143	USD	442,835	Bank of America N.A.	12/30/22	$(5,799)
USD	9,786,811	AUD	14,712,584	Bank of America N.A.	12/30/22	360,743
USD	248,807	AUD	387,581	Bank of America N.A.	12/30/22	491
USD	11,487,339	CHF	11,162,075	Morgan Stanley	12/30/22	69,715
USD	424,608	CHF	412,554	Morgan Stanley	12/30/22	2,608
EUR	3,899,731	USD	3,773,668	JPMorgan Chase Bank N.A.	12/30/22	75,504
USD	140,526,100	EUR	143,029,838	JPMorgan Chase Bank N.A.	12/30/22	(649,410)
GBP	1,290,119	USD	1,379,846	Bank of America N.A.	12/30/22	62,649
USD	41,154,123	GBP	36,438,926	Bank of America N.A.	12/30/22	411,371
USD	5,722,216	JPY	805,533,450	Bank of America N.A.	12/30/22	98,981
NOK	2,823,013	USD	263,820	UBS AG	12/30/22	(3,974)
USD	6,055,856	NOK	62,831,320	UBS AG	12/30/22	272,502
						$695,381

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,324,390. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,826,278.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,662,500,947) — including $8,324,390 of securities on loan	$1,938,690,426
Investment made with cash collateral received for securities on loan, at value (cost of $8,826,278)	8,826,278
Total investment securities, at value (cost of $1,671,327,225)	1,947,516,704
Receivable for investments sold	3,532,086
Receivable for capital shares sold	1,083,341
Unrealized appreciation on forward foreign currency exchange contracts	1,354,564
Dividends and interest receivable	4,395,748
Securities lending receivable	5,001
1,957,887,444

Liabilities
Payable for collateral received for securities on loan	8,826,278
Payable for investments purchased	6,708,246
Payable for capital shares redeemed	7,230,389
Unrealized depreciation on forward foreign currency exchange contracts	659,183
Accrued management fees	1,585,994
Distribution and service fees payable	111,430
Accrued other expenses	130,005
25,251,525

Net Assets	$1,932,635,919

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,470,056,115
Distributable earnings	462,579,804
$1,932,635,919

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,073,538,069	140,173,124	$7.66
I Class, $0.01 Par Value	$414,214,582	53,947,235	$7.68
Y Class, $0.01 Par Value	$96,056,601	12,508,271	$7.68
A Class, $0.01 Par Value	$56,438,495	7,379,236	$7.65
C Class, $0.01 Par Value	$8,169,951	1,091,780	$7.48
R Class, $0.01 Par Value	$208,291,906	27,209,508	$7.66
R5 Class, $0.01 Par Value	$2,269,660	295,692	$7.68
R6 Class, $0.01 Par Value	$73,656,655	9,590,284	$7.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.12 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $718,423)	$34,172,443
Interest	522,347
Securities lending, net	66,189
34,760,979

Expenses:
Management fees	10,253,740
Distribution and service fees:
A Class	80,978
C Class	45,767
R Class	588,652
Directors' fees and expenses	34,767
Other expenses	420,539
11,424,443

Net investment income (loss)	23,336,536

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	83,112,017
Forward foreign currency exchange contract transactions	30,743,280
Foreign currency translation transactions	(297,884)
113,557,413

Change in net unrealized appreciation (depreciation) on:
Investments	(500,468,033)
Forward foreign currency exchange contracts	921,294
Translation of assets and liabilities in foreign currencies	(63,064)
(499,609,803)

Net realized and unrealized gain (loss)	(386,052,390)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(362,715,854)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$23,336,536	$37,592,317
Net realized gain (loss)	113,557,413	390,990,005
Change in net unrealized appreciation (depreciation)	(499,609,803)	(137,049,213)
Net increase (decrease) in net assets resulting from operations	(362,715,854)	291,533,109

Distributions to Shareholders
From earnings:
Investor Class	(12,000,560)	(161,082,877)
I Class	(5,110,696)	(67,705,351)
Y Class	(1,273,453)	(15,323,017)
A Class	(562,512)	(8,557,994)
C Class	(48,163)	(1,151,149)
R Class	(1,756,912)	(29,698,860)
R5 Class	(26,834)	(318,549)
R6 Class	(1,059,854)	(12,133,497)
Decrease in net assets from distributions	(21,838,984)	(295,971,294)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(84,904,130)	(203,075,147)

Net increase (decrease) in net assets	(469,458,968)	(207,513,332)

Net Assets
Beginning of period	2,402,094,887	2,609,608,219
End of period	$1,932,635,919	$2,402,094,887

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$8,826,278	—	—	—	$8,826,278
Gross amount of recognized liabilities for securities lending transactions					$8,826,278
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.00%	1.00%
I Class	0.65% to 0.80%	0.80%
Y Class	0.50% to 0.65%	0.65%
A Class	0.85% to 1.00%	1.00%
C Class	0.85% to 1.00%	1.00%
R Class	0.85% to 1.00%	1.00%
R5 Class	0.65% to 0.80%	0.80%
R6 Class	0.50% to 0.65%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.04% for the period ended September 30, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $623,789 and $1,253,147, respectively. The effect of interfund transactions on the Statement of Operations was $(114,996) in net realized gain (loss) on investment transactions.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $474,604,175 and $518,568,584, respectively.
17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	5,153,549	$44,915,817	13,559,184	$128,574,461
Issued in reinvestment of distributions	1,418,056	11,554,497	17,680,147	155,206,819
Redeemed	(9,350,496)	(79,889,636)	(54,760,353)	(529,042,949)
	(2,778,891)	(23,419,322)	(23,521,022)	(245,261,669)
I Class/Shares Authorized	400,000,000		400,000,000
Sold	2,941,487	25,364,586	4,660,313	44,504,194
Issued in reinvestment of distributions	620,141	5,068,068	7,604,075	67,010,969
Redeemed	(6,285,713)	(54,747,080)	(12,251,204)	(115,844,231)
	(2,724,085)	(24,314,426)	13,184	(4,329,068)
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	602,887	5,177,449	6,719,308	63,586,908
Issued in reinvestment of distributions	139,691	1,141,613	1,521,680	13,435,978
Redeemed	(2,252,057)	(19,319,827)	(7,138,696)	(69,231,624)
	(1,509,479)	(13,000,765)	1,102,292	7,791,262
A Class/Shares Authorized	60,000,000		60,000,000
Sold	467,105	4,017,066	1,631,731	15,351,982
Issued in reinvestment of distributions	63,656	518,020	880,127	7,709,724
Redeemed	(792,060)	(6,715,369)	(2,031,837)	(19,138,683)
	(261,299)	(2,180,283)	480,021	3,923,023
C Class/Shares Authorized	20,000,000		20,000,000
Sold	107,217	906,050	254,435	2,393,777
Issued in reinvestment of distributions	5,981	47,610	132,544	1,133,934
Redeemed	(126,061)	(1,069,070)	(291,412)	(2,706,195)
	(12,863)	(115,410)	95,567	821,516
R Class/Shares Authorized	175,000,000		175,000,000
Sold	630,756	5,405,578	1,486,468	14,108,754
Issued in reinvestment of distributions	215,801	1,756,912	3,389,739	29,698,860
Redeemed	(1,433,997)	(12,391,317)	(2,539,300)	(24,001,845)
	(587,440)	(5,228,827)	2,336,907	19,805,769
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	14,631	125,176	32,133	310,289
Issued in reinvestment of distributions	3,287	26,834	36,178	318,549
Redeemed	(7,443)	(63,078)	(27,469)	(263,806)
	10,475	88,932	40,842	365,032
R6 Class/Shares Authorized	125,000,000		125,000,000
Sold	1,350,588	11,504,444	3,922,544	36,833,008
Issued in reinvestment of distributions	127,551	1,042,386	1,366,401	12,049,360
Redeemed	(3,539,120)	(29,280,859)	(3,671,920)	(35,073,380)
	(2,060,981)	(16,734,029)	1,617,025	13,808,988
Net increase (decrease)	(9,924,563)	$(84,904,130)	(17,835,184)	$(203,075,147)

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$21,160,810	$16,051,758	—
Auto Components	19,651,125	6,784,445	—
Chemicals	—	9,580,055	—
Electrical Equipment	31,539,735	10,003,087	—
Electronic Equipment, Instruments and Components	—	7,211,908	—
Food and Staples Retailing	—	25,710,222	—
Food Products	40,583,085	29,084,497	—
Hotels, Restaurants and Leisure	—	15,169,514	—
Household Products	15,935,291	7,927,447	—
Industrial Conglomerates	44,587,458	21,002,983	—
Machinery	8,699,090	12,046,377	—
Metals and Mining	—	12,846,052	—
Multi-Utilities	—	8,190,668	—
Oil, Gas and Consumable Fuels	110,223,831	34,929,354	—
Paper and Forest Products	—	13,727,173	—
Personal Products	—	22,759,962	—
Pharmaceuticals	154,197,598	22,976,779	—
Other Industries	1,168,288,296	—	—
Short-Term Investments	8,920,869	47,727,235	—
	$1,623,787,188	$323,729,516	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,354,564	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$659,183	—

19

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $250,913,927.

The value of foreign currency risk derivative instruments as of September 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $1,354,564 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $659,183 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $30,743,280 in net realized gain (loss) on forward foreign currency exchange contract transactions and $921,294 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,737,163,024
Gross tax appreciation of investments	$348,716,900
Gross tax depreciation of investments	(138,363,220)
Net tax appreciation (depreciation) of investments	$210,353,680

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.16	0.09	(1.50)	(1.41)	(0.09)	—	(0.09)	$7.66	(15.50)%	1.04%(4)	2.09%(4)	22%	$1,073,538
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.52%	41%	$1,309,198
2021	$5.92	0.14	3.55	3.69	(0.15)	(0.14)	(0.29)	$9.32	63.17%	1.00%	1.88%	53%	$1,550,992
2020	$8.10	0.15	(1.60)	(1.45)	(0.14)	(0.59)	(0.73)	$5.92	(19.92)%	1.00%	1.90%	46%	$1,373,039
2019	$8.65	0.15	0.15	0.30	(0.14)	(0.71)	(0.85)	$8.10	4.01%	0.98%	1.70%	48%	$1,845,967
2018	$8.98	0.14	0.17	0.31	(0.13)	(0.51)	(0.64)	$8.65	3.38%	0.98%	1.59%	35%	$2,043,212
I Class
2022(3)	$9.18	0.10	(1.51)	(1.41)	(0.09)	—	(0.09)	$7.68	(15.38)%	0.84%(4)	2.29%(4)	22%	$414,215
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	1.72%	41%	$520,321
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	2.08%	53%	$529,024
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	2.10%	46%	$152,349
2019	$8.67	0.16	0.15	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$313,183
2018	$9.00	0.16	0.17	0.33	(0.15)	(0.51)	(0.66)	$8.67	3.58%	0.78%	1.79%	35%	$648,241

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.18	0.11	(1.51)	(1.40)	(0.10)	—	(0.10)	$7.68	(15.32)%	0.69%(4)	2.44%(4)	22%	$96,057
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	1.87%	41%	$128,721
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	2.23%	53%	$120,607
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.60)%	0.65%	2.25%	46%	$44,963
2019	$8.67	0.19	0.14	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$307,792
2018(5)	$8.98	0.19	0.17	0.36	(0.16)	(0.51)	(0.67)	$8.67	3.94%	0.63%(4)	2.15%(4)	35%(6)	$1,038
A Class
2022(3)	$9.15	0.08	(1.51)	(1.43)	(0.07)	—	(0.07)	$7.65	(15.62)%	1.29%(4)	1.84%(4)	22%	$56,438
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.27%	41%	$69,880
2021	$5.92	0.12	3.54	3.66	(0.13)	(0.14)	(0.27)	$9.31	62.58%	1.25%	1.63%	53%	$66,639
2020	$8.09	0.13	(1.59)	(1.46)	(0.12)	(0.59)	(0.71)	$5.92	(20.01)%	1.25%	1.65%	46%	$49,497
2019	$8.65	0.12	0.15	0.27	(0.12)	(0.71)	(0.83)	$8.09	3.63%	1.23%	1.45%	48%	$80,120
2018	$8.98	0.12	0.17	0.29	(0.11)	(0.51)	(0.62)	$8.65	3.13%	1.23%	1.34%	35%	$116,377
C Class
2022(3)	$8.95	0.05	(1.48)	(1.43)	(0.04)	—	(0.04)	$7.48	(15.96)%	2.04%(4)	1.09%(4)	22%	$8,170
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	0.52%	41%	$9,886
2021	$5.81	0.07	3.46	3.53	(0.07)	(0.14)	(0.21)	$9.13	61.27%	2.00%	0.88%	53%	$9,212
2020	$7.95	0.07	(1.56)	(1.49)	(0.06)	(0.59)	(0.65)	$5.81	(20.58)%	2.00%	0.90%	46%	$10,340
2019	$8.51	0.06	0.14	0.20	(0.05)	(0.71)	(0.76)	$7.95	2.92%	1.98%	0.70%	48%	$20,369
2018	$8.84	0.05	0.17	0.22	(0.04)	(0.51)	(0.55)	$8.51	2.40%	1.98%	0.59%	35%	$28,948

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$9.15	0.07	(1.50)	(1.43)	(0.06)	—	(0.06)	$7.66	(15.73)%	1.54%(4)	1.59%(4)	22%	$208,292
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.02%	41%	$254,460
2021	$5.92	0.10	3.54	3.64	(0.11)	(0.14)	(0.25)	$9.31	62.15%	1.50%	1.38%	53%	$237,129
2020	$8.10	0.11	(1.60)	(1.49)	(0.10)	(0.59)	(0.69)	$5.92	(20.31)%	1.50%	1.40%	46%	$146,876
2019	$8.65	0.10	0.15	0.25	(0.09)	(0.71)	(0.80)	$8.10	3.50%	1.48%	1.20%	48%	$175,855
2018	$8.98	0.10	0.16	0.26	(0.08)	(0.51)	(0.59)	$8.65	2.87%	1.48%	1.09%	35%	$158,220
R5 Class
2022(3)	$9.18	0.10	(1.51)	(1.41)	(0.09)	—	(0.09)	$7.68	(15.38)%	0.84%(4)	2.29%(4)	22%	$2,270
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	1.72%	41%	$2,618
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	2.08%	53%	$2,281
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	2.10%	46%	$1,324
2019	$8.67	0.18	0.13	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$1,692
2018(5)	$8.98	0.16	0.19	0.35	(0.15)	(0.51)	(0.66)	$8.67	3.80%	0.78%(4)	1.78%(4)	35%(6)	$5
R6 Class
2022(3)	$9.18	0.11	(1.51)	(1.40)	(0.10)	—	(0.10)	$7.68	(15.32)%	0.69%(4)	2.44%(4)	22%	$73,657
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	1.87%	41%	$107,011
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	2.23%	53%	$93,724
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.59)%	0.65%	2.25%	46%	$120,598
2019	$8.67	0.18	0.15	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$234,991
2018	$9.00	0.17	0.17	0.34	(0.16)	(0.51)	(0.67)	$8.67	3.74%	0.63%	1.94%	35%	$200,518

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one- and three-year periods, and below its benchmark for the five- and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 2211

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2022